UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

EXPLANATORY NOTE:

The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended May 31, 2024, originally filed with the Securities and Exchange Commission on August 2, 2024 (Accession Number 0001193125-24-192690) (the “Original Filing”). This Amendment is filed solely for the purpose of updating the Report of Independent Registered Public Accounting Firm section of the Annual Financial Statements and Other Information report for the following Series of the Registrant: Xtrackers California Municipal Bond ETF Series ID S83046, Xtrackers Municipal Infrastructure Revenue Bond ETF Series ID S40498, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF Series ID S50032, and Xtrackers MSCI EAFE High Dividend Yield Equity ETF Series ID S50033; included in Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies. Except as set forth above (and the dates included on the signature page and the certifications required by Rule 30a-2(a) and Rule 30a-2(b)), the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing. Items 1 through 6 and Items 8 through 19 of this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the Original Filings.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Xtrackers California Municipal Bond ETF (CA)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers California Municipal Bond ETF

May 31, 2024

	Principal Amount $	Value $

MUNICIPAL BONDS — 97.0%

California — 97.0%
Allan Hancock Joint Community College District Series 2006-C, 0.00% - 5.60%, (a)8/1/47	160,000	111,949
Anaheim Public Financing Authority
Series C, Zero Coupon, 9/1/30	50,000	40,099
Series C, Zero Coupon, 9/1/32	150,000	111,420
Series C, Zero Coupon, 9/1/33	160,000	114,140
Bay Area Toll Authority Series S-7, 4.00%, 4/1/34	100,000	100,513
Bay Area Toll Authority, Highway Revenue Tolls,
Series S-7, 3.25%, 4/1/36	25,000	22,482
Series S-6, 5.00%, 10/1/54	25,000	25,114
Series F-1, 5.00%, 4/1/56	70,000	73,528
California Community Choice Financing Authority
Series B-1, 4.00%, 2/1/52	250,000	248,042
Series A, 5.00%, 7/1/53	300,000	313,637
Series E-1, 5.00%, 2/1/54	100,000	105,373
Series D, 5.50%, 5/1/54	250,000	265,019
Series G-1, 5.25%, 11/1/54	100,000	106,230
California Educational Facilities Authority
Series V-3, 5.00%, 6/1/33	25,000	28,981
Series U-1, 5.25%, 4/1/40	235,000	285,046
Series U-7, 5.00%, 6/1/46	120,000	139,629
Series 2016, 5.00%, 10/1/49	75,000	77,365
California Health Facilities Financing Authority
Series A, 5.00%, 11/15/30	50,000	50,988
Series A, 5.00%, 11/15/32	75,000	79,089
Series A, 5.00%, 11/15/33	55,000	57,855
Series A, 4.00%, 4/1/38	100,000	99,032
Series B, 3.25%, 8/15/39	145,000	131,228
Series B, 4.00%, 8/15/39	100,000	98,550
Series A, 5.00%, 10/1/39	25,000	25,677
Series C, 5.00%, 6/1/41	75,000	80,210
Series A, 5.00%, 11/15/41	75,000	76,835
Series A-2, 4.00%, 11/1/44	25,000	24,353
Series A, 5.00%, 11/15/46	100,000	102,446
Series A, 4.00%, 8/15/48	100,000	99,622
Series A, 4.00%, 11/15/48	70,000	67,129
Series A, 5.00%, 11/15/48	60,000	61,165
Series A, 4.00%, 6/1/50	50,000	47,292
Series A, 4.00%, 8/15/50	100,000	96,317

	Principal Amount $	Value $

California Infrastructure & Economic Development Bank
Series A, 5.00%, 7/1/29	80,000	84,686
Series A, 5.00%, 7/1/33	125,000	133,064
Series A, 4.00%, 11/1/45	50,000	47,627
Series A, 4.00%, 7/1/50	180,000	173,834

California Public Finance Authority Series A, 4.00%, 8/1/47	50,000	49,188

California School Facilities Financing Authority Series A, Zero Coupon, 8/1/49	300,000	81,798

California State Public Works Board
Series F, 5.00%, 5/1/25	100,000	101,391
Series A, 5.00%, 8/1/34	30,000	33,223
Series B, 4.00%, 5/1/46	250,000	246,513
Series A, 4.00%, 11/1/46	225,000	221,818
California State University
Series A, 5.00%, 11/1/27	25,000	25,764
Series A, 5.00%, 11/1/29	40,000	42,010
Series A, 5.00%, 11/1/30	50,000	51,428
Series A, 5.00%, 11/1/32	105,000	107,931
Series A, 5.00%, 11/1/32	60,000	62,938
Series A, 5.00%, 11/1/34	30,000	31,469
Series A, 5.00%, 11/1/43	165,000	167,630

California Statewide Communities Development Authority
Series 2004-L, 5.00%, 4/1/38	155,000	165,768
Series A, 4.00%, 7/1/48	25,000	24,540
Series A, 3.00%, 4/1/50	50,000	36,820
Series A, 4.00%, 8/15/51	50,000	45,897

Centinela Valley Union High School District Series B, 4.00%, 8/1/50	30,000	28,258

Cerritos Community College District Series A, 4.00%, 8/1/44	50,000	49,549

Chino Valley Unified School District Series 2020-B, 5.00%, 8/1/55	100,000	104,894

City & County of San Francisco CA Series 2015-A, 4.00%, 4/1/45	75,000	75,021
City of Irvine CA
4.00%, 9/1/58	75,000	71,304

City of Los Angeles CA Wastewater System Revenue
Series C, 5.00%, 6/1/24	100,000	100,000
Series C, 5.00%, 6/1/28	100,000	107,024

See Notes to Financial Statements.

2  |   DBX ETF Trust

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $
City of Los Angeles Department of Airports
Series D, 4.00%, 5/15/48	100,000	96,219
Series A, 5.00%, 5/15/49	300,000	312,236
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/36	30,000	32,864
Series A, 5.00%, 5/15/37	30,000	32,751
City of San Francisco CA Public Utilities Commission Water Revenue
Series C, 5.00%, 11/1/25	210,000	213,292
Series C, 5.00%, 11/1/31	20,000	22,531
Coast Community College District 5.00%, 8/1/31	65,000	66,159
Coronado Community Development Agency Successor Agency Series A, 5.00%, 9/1/33	80,000	81,202
County of Sacramento CA Airport System Revenue Series A, 5.00%, 7/1/41	60,000	61,238
Desert Community College District Series A-1, 4.00%, 8/1/51	100,000	97,076
East Bay Municipal Utility District Water System Revenue
Series B, 5.00%, 6/1/28	25,000	26,340
Series B, 5.00%, 6/1/30	50,000	52,654
Series B, 5.00%, 6/1/31	50,000	52,644
Folsom Cordova Unified School District Series D, 4.00%, 10/1/44	100,000	98,393
Fremont Unified School District/ Alameda County CA Series A, 4.00%, 8/1/46	50,000	50,014
Golden State Tobacco Securitization Corp.
Series A, 5.00%, 6/1/40	50,000	50,840
Series A, 5.00%, 6/1/45	85,000	86,429
Hartnell Community College District Series 2002-D, 7.00%, 8/1/34	100,000	111,900
Hayward Area Recreation & Park District Series A, 4.00%, 8/1/46	30,000	29,679
Hayward Unified School District
4.00%, 8/1/42	50,000	49,439
4.00%, 8/1/43	300,000	292,644
Los Angeles Community College District Series A, 5.00%, 8/1/29	25,000	25,055

	Principal Amount $	Value $
Series A, 5.00%, 8/1/31	25,000	25,055
Series 2008-K, 4.00%, 8/1/34	90,000	90,136
Los Angeles County Facilities, Inc. Series A, 4.00%, 12/1/48	130,000	127,335
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
Series A, 5.00%, 6/1/31	50,000	56,248
Series A, 5.00%, 6/1/33	30,000	33,721
Series A, 5.00%, 6/1/34	30,000	33,144
Series B, 5.00%, 7/1/34	25,000	26,586
Series B, 5.00%, 7/1/35	50,000	53,065
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue Series A, 5.00%, 6/1/33	110,000	114,749
Los Angeles County Public Works Financing Authority Series D, 4.00%, 12/1/40	60,000	59,932
Los Angeles Department of Water & Power
Series B, 5.00%, 7/1/24	35,000	35,036
Series B, 5.00%, 7/1/26	150,000	155,054
Series D, 5.00%, 7/1/26	100,000	103,369
Series A, 5.00%, 7/1/29	45,000	49,091
Series B, 5.00%, 7/1/33	150,000	161,809
Series A, 5.00%, 7/1/34	110,000	114,382
Series B, 5.00%, 7/1/51	20,000	21,400
Series B, 5.25%, 7/1/53	25,000	27,544
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue, Series D, 5.00%, 7/1/44	20,000	21,151
Los Angeles Department of Water & Power Water System Revenue
Series B, 5.00%, 7/1/47	30,000	32,459
Series A, 5.00%, 7/1/49	200,000	218,157
Series D, 5.00%, 7/1/52	50,000	53,931
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/45	75,000	80,209
Series B, 5.00%, 7/1/51	45,000	47,955
Los Angeles Unified School District
Series A, 5.00%, 7/1/24	85,000	85,070
Series C, 5.00%, 7/1/25	30,000	30,049
Series A, 5.00%, 7/1/27	60,000	63,108
Series B, 2.00%, 7/1/29	95,000	84,610
Series B-1, 5.00%, 7/1/29	25,000	26,495

See Notes to Financial Statements.

DBX ETF Trust  | 3

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $
Series A, 5.00%, 7/1/30	55,000	59,499
Series B, 5.00%, 7/1/30	100,000	103,060
Series C, 5.00%, 7/1/30	50,000	55,061
Series C, 3.00%, 7/1/35	20,000	17,942
Series B-1, 5.00%, 7/1/36	35,000	36,838
Series QRR, 5.00%, 7/1/37	50,000	57,095
Series B-1, 5.25%, 7/1/42	25,000	26,343
Series M-1, 5.25%, 7/1/42	15,000	15,806
Marin Healthcare District Series 2021, 4.00%, 8/1/45	165,000	158,988
Metropolitan Water District of Southern California
Series A, 2.50%, 7/1/25	30,000	29,498
Series A, 5.00%, 7/1/27	40,000	42,205
Series A, 5.00%, 7/1/27	75,000	79,134
Series C, 5.00%, 10/1/27	40,000	42,388
Series A, 5.00%, 7/1/34	95,000	102,931
Series A, 5.00%, 10/1/49	30,000	31,786
Series A, 5.00%, 10/1/51	20,000	21,357
Mount San Antonio Community College District Series A, 0.00% - 6.25%, (a)8/1/43	100,000	95,572
M-S-R Energy Authority Series C, 6.50%, 11/1/39	60,000	74,175
Municipal Improvement Corp. of Los Angeles
Series B, 5.00%, 11/1/27	25,000	25,932
Series B, 5.00%, 11/1/29	30,000	31,068
Napa Valley Unified School District Series C, 4.00%, 8/1/44	70,000	68,895
Ontario International Airport Authority Series A, 4.00%, 5/15/51	190,000	182,352
Orange County Transportation Authority Series 2021, 5.00%, 10/15/24	90,000	90,467
Palomar Community College District
Series 2006-C, 5.00%, 8/1/44	70,000	71,289
Series 2006-D, 4.00%, 8/1/46	15,000	14,757
Perris Union High School District Series A, 4.00%, 9/1/48	50,000	49,712
Rancho Santiago Community College District Series 2002-C, Zero Coupon, 9/1/30	60,000	47,883
Regents of The University of California Medical Center Pooled Revenue
Series L, 5.00%, 5/15/35	25,000	25,843
Series L, 5.00%, 5/15/41	75,000	76,905

	Principal Amount $	Value $
Series L, 3.00%, 5/15/42	255,000	209,527
Series P, 5.00%, 5/15/47	175,000	188,127
Series P, 4.00%, 5/15/53	25,000	23,751
River Islands Public Financing Authority Series A-1, 5.25%, 9/1/52	50,000	53,668
Riverside County Transportation Commission Sales Tax Revenue Series B, 5.00%, 6/1/35	120,000	126,137
Sacramento City Financing Authority Series E, 5.25%, 12/1/30	100,000	110,389
Sacramento City Unified School District Series G, 4.00%, 8/1/49	30,000	28,812
Sacramento County Sanitation Districts Financing Authority
Series 2021, 3.00%, 12/1/34	25,000	22,778
Series A, 5.00%, 12/1/45	55,000	59,342
Sacramento Municipal Utility District Series G, 5.00%, 8/15/39	50,000	53,845
Sacramento Municipal Utility District, Electric, Power & Light Revenue, Series H, 5.00%, 8/15/50	50,000	53,127
Sacramento Transportation Authority Sales Tax Revenue Series A, 5.00%, 10/1/33	60,000	69,696
San Bernardino Community College District Series A, 4.00%, 8/1/49	45,000	46,072
San Diego Community College District 5.00%, 8/1/31	100,000	103,851
San Diego County Regional Airport Authority
Series A, 5.00%, 7/1/44	35,000	36,844
Series A, 5.00%, 7/1/46	75,000	79,964
San Diego County Regional Transportation Commission Series A, 5.00%, 4/1/35	15,000	17,319
San Diego County Water Authority Series S-1, 5.00%, 5/1/28	100,000	106,646
San Diego Public Facilities Financing Authority
Series A, 5.00%, 5/15/27	50,000	51,688
Series A, 5.00%, 5/15/28	20,000	20,626
Series B, 5.00%, 8/1/28	35,000	36,184
San Diego Unified School District
Series F-2, 5.00%, 7/1/24	100,000	100,088
Series 2012-I, 4.00%, 7/1/47	100,000	97,655

See Notes to Financial Statements.

4  |   DBX ETF Trust

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $
Series C, 0.00% - 6.63%, (a)7/1/48	85,000	76,675
Series L, 4.00%, 7/1/49	30,000	29,632
Series 2018 G-3, 4.00%, 7/1/53	200,000	193,110
San Francisco Bay Area Rapid Transit District
Series 2004 F-1, 3.00%, 8/1/38	75,000	63,945
Series C-1, 4.00%, 8/1/45	35,000	34,329
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series E, 5.00%, 5/1/48	25,000	25,911
San Francisco City & County Airport Comm-San Francisco International Airport Series D, 5.00%, 5/1/36	40,000	43,320
San Francisco City & County Public Utilities Commission Wastewater Revenue
Series A, 5.00%, 10/1/27	50,000	52,904
Series A, 5.00%, 10/1/46	85,000	91,766
San Francisco Municipal Transportation Agency Series 2017, 4.00%, 3/1/46	130,000	127,570
San Joaquin Hills Transportation Corridor Agency
Zero Coupon, 1/1/25	75,000	73,463
Zero Coupon, 1/1/28	55,000	48,834
Series A, 5.00%, 1/15/33	40,000	43,964
San Jose Redevelopment Agency Successor Agency Series A, 5.00%, 8/1/35	45,000	47,016
San Marcos Unified School District Series B, Zero Coupon, 8/1/47	300,000	106,166
San Mateo County Community College District Series A, 5.00%, 9/1/45	65,000	66,325
San Mateo Foster City Public Financing Authority Series B, 5.00%, 8/1/25	100,000	101,841
San Mateo Union High School District Series 2010, 0.00% - 6.70%, (a)9/1/41	130,000	131,522
Santa Clara Unified School District Series 2017, 3.50%, 7/1/42	130,000	117,515
Santa Clara Valley Transportation Authority Series A, 5.00%, 4/1/26	50,000	51,622

	Principal Amount $	Value $
Santa Clara Valley Water District Series 2023C-1, 4.00%, 6/1/26	50,000	50,740
Southern California Public Power Authority Series 2023-A1, 5.00%, 7/1/48	20,000	21,811
State of California
Series B, 5.00%, 8/1/24	105,000	105,156
5.00%, 9/1/24	60,000	60,143
5.00%, 9/1/24	30,000	30,072
5.00%, 10/1/24	65,000	65,219
Series B, 5.00%, 10/1/24	25,000	25,084
5.00%, 12/1/24	250,000	251,700
Series B, 5.00%, 8/1/25	125,000	127,257
5.00%, 10/1/25	100,000	102,075
5.00%, 12/1/25	50,000	51,176
5.00%, 8/1/26	100,000	101,671
5.00%, 8/1/26	110,000	113,679
Series B, 5.00%, 8/1/26	110,000	113,679
4.00%, 9/1/26	50,000	50,670
5.00%, 10/1/26	50,000	51,813
5.00%, 12/1/26	110,000	114,307
5.00%, 8/1/27	100,000	103,083
5.00%, 10/1/27	30,000	31,601
5.00%, 11/1/27	50,000	52,739
5.00%, 11/1/27	50,000	52,739
5.00%, 11/1/27	115,000	121,299
5.00%, 8/1/28	90,000	94,068
5.00%, 9/1/28	110,000	113,644
Series B, 5.00%, 10/1/28	100,000	107,040
5.00%, 12/1/28	45,000	48,303
Series C, 5.00%, 8/1/29	200,000	206,179
5.00%, 11/1/29	25,000	26,250
5.00%, 8/1/30	55,000	57,538
5.00%, 11/1/30	35,000	38,691
5.00%, 11/1/30	30,000	31,491
5.00%, 4/1/31	40,000	44,476
5.00%, 4/1/32	50,000	56,318
5.25%, 8/1/32	100,000	113,018
2.50%, 9/1/32	125,000	110,922
5.00%, 9/1/32	30,000	33,530
5.00%, 11/1/32	30,000	33,164
Series B, 5.00%, 11/1/32	30,000	33,164
Series C, 3.375%, 9/1/33	50,000	47,643
5.00%, 3/1/34	55,000	60,090
5.00%, 12/1/34	50,000	55,168
3.00%, 9/1/35	200,000	182,008
3.00%, 10/1/35	95,000	87,655
4.00%, 10/1/35	50,000	51,761
5.00%, 10/1/35	100,000	102,527

See Notes to Financial Statements.

DBX ETF Trust  |   5

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $
4.00%, 11/1/35	130,000	134,306
5.00%, 12/1/35	70,000	76,979
4.00%, 3/1/36	80,000	82,389
3.00%, 9/1/36	50,000	44,925
4.00%, 9/1/36	100,000	98,660
3.00%, 10/1/36	25,000	22,806
5.00%, 10/1/36	50,000	56,600
Series B, 5.00%, 11/1/36	30,000	32,902
4.00%, 3/1/37	50,000	51,323
5.00%, 4/1/37	40,000	42,783
5.00%, 9/1/41	100,000	108,844
4.00%, 4/1/42	200,000	201,623
Series C, 5.00%, 11/1/42	100,000	109,712
3.00%, 12/1/43	25,000	20,131
5.00%, 10/1/45	350,000	383,087
5.25%, 10/1/45	25,000	27,929
4.00%, 11/1/45	85,000	82,700
4.00%, 3/1/46	30,000	29,926
3.00%, 11/1/50	100,000	76,678
State of California Department of Water Resources
Series BB, 5.00%, 12/1/26	130,000	135,869
Series AX, 5.00%, 12/1/27	45,000	47,828
Series BB, 5.00%, 12/1/33	25,000	27,945
Sweetwater Union High School District 4.00%, 8/1/42	100,000	97,624
University of California
Series BN, 5.00%, 5/15/25	45,000	45,717
Series I, 5.00%, 5/15/26	25,000	25,356
Series AY, 5.00%, 5/15/28	70,000	73,483
Series BQ, 5.00%, 5/15/29	25,000	27,190
Series AY, 5.00%, 5/15/30	25,000	26,107
Series BQ, 5.00%, 5/15/31	30,000	33,487
Series BQ, 5.00%, 5/15/33	25,000	28,605
Series BQ, 5.00%, 5/15/35	40,000	45,717

	Principal Amount $	Value $
Series M, 5.00%, 5/15/35	75,000	78,181
Series AY, 5.00%, 5/15/36	50,000	52,098
Series BE, 5.00%, 5/15/36	170,000	186,747
Series K, 4.00%, 5/15/46	50,000	49,242
Series Q, 5.00%, 5/15/46	15,000	16,065
Series M, 4.00%, 5/15/47	100,000	98,146
Series AZ, 5.00%, 5/15/48	100,000	104,248
Series Q, 3.00%, 5/15/51	50,000	38,341
Ventura County Community College District 3.125%, 8/1/31	100,000	95,332
Ventura Unified School District Series A, 4.00%, 8/1/52	50,000	48,351
William S Hart Union High School District Series C, 3.50%, 8/1/38	75,000	71,821
Yosemite Community College District
5.00%, 8/1/30	35,000	35,664
5.00%, 8/1/32	65,000	66,234

(Cost $22,085,750)		21,540,600

TOTAL MUNICIPAL BONDS

(Cost $22,085,750)		21,540,600

	Number of Shares

CASH EQUIVALENTS — 1.9%
DWS Government Money Market Series “Institutional Shares”(b), 5.26% (Cost $419,583)	419,583	419,583

TOTAL INVESTMENTS — 98.9%

(Cost $22,505,333)		21,960,183

Other assets and liabilities, net —1.1%		242,667

NET ASSETS — 100.0%		22,202,850

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:

Value ($) at 12/14/2023 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024
CASH EQUIVALENTS — 1.9%
DWS Government Money Market Series “Institutional Shares”, 5.26% (b)
—	8,327,741	(7,908,158)	—	—	8,952	—	419,583	419,583

See Notes to Financial Statements.

6  |   DBX ETF Trust

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

May 31, 2024

(a)

Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds (a)	$—	$21,540,600	$—	$21,540,600

Short-Term Investments (a)	419,583	—	—	419,583

TOTAL	$419,583	$21,540,600	$—	$21,960,183

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |   7

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

May 31, 2024

	Principal Amount $	Value $

MUNICIPAL BONDS — 98.2%

Arizona — 3.7%
City of Mesa AZ Utility System Revenue, Multiple Utility Revenue, Series A, 5.00%, 7/1/43	500,000	526,153
City of Phoenix Civic Improvement Corp., Intergovernmental, Series A, 5.00%, 7/1/45	705,000	755,077
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue,
Series A, 5.00%, 1/1/47	500,000	523,121
Series A, 3.00%, 1/1/49	65,000	48,550
Series B, 5.25%, 1/1/53	2,650,000	2,890,598

(Cost $4,909,433)		4,743,499

California — 15.0%
Bay Area Toll Authority, Highway Revenue Tolls,
Sub-Series S-8, 3.00%, 4/1/54	535,000	385,947
Series F-1, 5.00%, 4/1/54	500,000	543,418
Series F-2, 2.60%, 4/1/56	160,000	100,003
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/37	45,000	49,164
Series A, 5.00%, 5/15/38	300,000	326,431
5.00%, 5/15/39	40,000	43,358
5.00%, 5/15/40	55,000	59,414
Series D, AMT, 5.00%, 5/15/43	125,000	128,575
Series A, AMT, 4.00%, 5/15/44	400,000	378,796
Series F, AMT, 5.00%, 5/15/44	200,000	205,354
Series B, 5.00%, 5/15/45	260,000	279,540
Series C, AMT, 5.00%, 5/15/45	50,000	51,870
Series A, AMT, 5.00%, 5/15/46	600,000	621,882
Series B, 5.00%, 5/15/48	250,000	266,929
Series E, 5.00%, 5/15/48	20,000	20,982
Series F, AMT, 3.00%, 5/15/49	330,000	243,297
Series F, AMT, 4.00%, 5/15/49	200,000	183,530
Series D, AMT, 5.00%, 5/15/49	100,000	101,287
Series C, AMT, 4.00%, 5/15/50	500,000	459,784
Series A, AMT, 5.00%, 5/15/51	135,000	138,599
City of Riverside CA Electric Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 10/1/49	150,000	164,368

	Principal Amount $	Value $
City of Sacramento CA Transient Occupancy Tax Revenue, Hotel Occupancy Tax, Series A, 5.00%, 6/1/48	25,000	25,472
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue,
Series D, 3.00%, 11/1/50	340,000	259,395
Series C, 4.00%, 11/1/50	600,000	583,989
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/40	260,000	282,142
Series D, 5.00%, 7/1/44	125,000	132,267
Series A, 5.00%, 7/1/45	60,000	63,073
Series C, 5.00%, 7/1/49	635,000	665,814
Los Angeles Department of Water & Power Water System Revenue, Water Revenue,
Series A, 5.00%, 7/1/41	270,000	291,550
Series A, 5.00%, 7/1/50	210,000	223,438
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/45	45,000	48,155
Series B, 5.00%, 7/1/48	500,000	534,956
Series A, 5.00%, 7/1/51	1,000,000	1,070,763
Series B, 5.00%, 7/1/51	280,000	298,582
Metropolitan Water District of Southern California, Water Revenue,
Series C, 5.00%, 7/1/39	25,000	27,476
Series C, 5.00%, 7/1/40	100,000	109,434
Series A, 5.00%, 10/1/45	225,000	239,961
Riverside County Transportation Commission, Highway Revenue Tolls,
Series B-1, 4.00%, 6/1/46	10,000	9,501
Series B-1, 3.00%, 6/1/49	600,000	453,435
Sacramento Municipal Utility District, Electric, Power & Light Revenue, Series H, 5.00%, 8/15/50	40,000	42,528
San Diego County Regional Airport Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 7/1/49	200,000	208,676
Series B, AMT, 4.00%, 7/1/51	250,000	228,425
Series A, 5.00%, 7/1/51	500,000	527,769
Series B, AMT, 5.00%, 7/1/51	500,000	511,406
Series A, 5.00%, 7/1/56	1,300,000	1,364,636

See Notes to Financial Statements.

8  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 5/1/39	50,000	51,815
Series A, AMT, 5.00%, 5/1/44	810,000	828,645
Series D, 5.00%, 5/1/48	75,000	75,662
Series E, 5.00%, 5/1/48	25,000	25,925
Series D, AMT, 5.25%, 5/1/48	870,000	893,166
Series A, AMT, 4.00%, 5/1/49	990,000	894,268
Series A, AMT, 4.00%, 5/1/49	10,000	10,014
Series A, AMT, 5.00%, 5/1/49	400,000	407,198
Series E, AMT, 5.00%, 5/1/50	370,000	376,424
San Francisco Municipal Transportation Agency, Transit Revenue,
Series C, 4.00%, 3/1/51	40,000	38,512
Series C, 5.00%, 3/1/51	500,000	520,394
Southern California Public Power Authority, Intergovernmental, 5.00%, 7/1/53	1,400,000	1,530,440
Southern California Public Power Authority, Natural Gas Revenue, Series A, 5.00%, 11/1/33	470,000	483,940
State of California Department of Water Resources, Water Revenue, Series BB, 5.00%, 12/1/35	45,000	50,318

(Cost $21,324,128)		19,142,092

Colorado — 2.8%
Arkansas River Power Authority, Electric, Power & Light Revenue, Series A, 5.00%, 10/1/43	215,000	217,059
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue,
Sub-Series A, AMT, 5.00%, 12/1/36	300,000	327,564
Series A, AMT, 4.00%, 12/1/43	650,000	611,258
Series A, AMT, 5.00%, 12/1/43	325,000	331,136
Series A, AMT, 5.00%, 12/1/48	700,000	707,042
Sub-Series B, 5.00%, 12/1/48	40,000	40,987
Series D, 5.00%, 11/15/53	600,000	617,305
City & County of Denver Co. Dedicated Excise Tax Revenue, Hotel Occupancy Tax, Series A, 4.00%, 8/1/51	700,000	658,230

	Principal Amount $	Value $
City of Colorado Springs CO Utilities System Revenue, Multiple Utility Revenue, Series B, 4.00%, 11/15/51	100,000	94,164

(Cost $3,932,157)		3,604,745

Connecticut — 0.3%
State of Connecticut Special Tax Revenue, Fuel Sales Tax Revenue,
5.00%, 5/1/37	100,000	108,132
5.00%, 5/1/38	100,000	107,664
5.00%, 5/1/40	120,000	128,178

(Cost $381,421)		343,974

Delaware — 0.3%
Delaware River & Bay Authority, Highway Revenue Tolls, 4.00%, 1/1/44

(Cost $324,010)	330,000	324,569

District of Columbia — 3.9%
District of Columbia Water & Sewer Authority, Water Revenue, Series B, 5.00%, 10/1/49	250,000	257,670
District of Columbia, Income Tax Revenue,
Series C, 4.00%, 5/1/45	500,000	489,679
Series C, 5.00%, 5/1/45	170,000	179,620
Metropolitan Washington Airports Authority Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/46	850,000	877,559
Series A, AMT, 5.00%, 10/1/48	175,000	177,374
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls,
Series B, 4.00%, 10/1/44	1,000,000	946,335
Series B, 5.00%, 10/1/47	500,000	512,523
Series B, 4.00%, 10/1/49	300,000	274,243
Series B, 3.00%, 10/1/50	600,000	436,379
Series B, 4.00%, 10/1/53	900,000	812,943

(Cost $5,667,672)		4,964,325

Florida — 11.0%
Broward County FL Water & Sewer Utility Revenue, Water Revenue, Series A, 4.00%, 10/1/47	240,000	231,288
Central Florida Expressway Authority, Highway Revenue Tolls, Series D, 5.00%, 7/1/35	40,000	43,773

See Notes to Financial Statements.

DBX ETF Trust  |   9

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $

City of Fort Lauderdale Fl Water & Sewer Revenue, Water Revenue, Series B, 5.50%, 9/1/48	400,000	444,370

City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 10/1/44	380,000	395,308
Series A, 5.00%, 10/1/47	215,000	222,813

City of Tampa Fl Water & Wastewater System Revenue, Water Revenue, Series A, 5.25%, 10/1/57	300,000	323,882

City of Tampa FL Water & Wastewater System Revenue, Water Revenue, Series A, 5.00%, 10/1/54	1,000,000	1,050,764

County of Broward FL Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	100,000	93,357
Series A, AMT, 4.00%, 10/1/49	150,000	135,040

County of Broward Fl Port Facilities Revenue, Private Airport & Marina Revenue, Series B, 4.00%, 9/1/49	55,000	49,833

County of Broward FL Port Facilities Revenue, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 9/1/44	500,000	469,822

County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	400,000	367,917
Series A, AMT, 5.00%, 10/1/44	1,000,000	1,023,303
Series A, AMT, 5.00%, 10/1/49	380,000	385,550

County of Miami-Dade FL Transit System, Sales Tax Revenue,
Series A, 4.00%, 7/1/49	500,000	464,968
Series A, 4.00%, 7/1/50	90,000	83,375

County of Miami-Dade Fl Water & Sewer System Revenue, Water Revenue, 4.00%, 10/1/51	100,000	91,808

County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
Series B, 4.00%, 10/1/44	475,000	460,927
4.00%, 10/1/46	255,000	243,543
4.00%, 10/1/48	400,000	379,805
4.00%, 10/1/48	40,000	37,693
Series B, 4.00%, 10/1/49	500,000	471,047
4.00%, 10/1/51	275,000	257,302

	Principal Amount $	Value $
County of Miami-Dade Seaport Department, Private Airport & Marina Revenue, Series A, 5.25%, 10/1/52	1,200,000	1,258,579
County of Osceola Fl Transportation Revenue, Highway Revenue Tolls, Series A-1, 4.00%, 10/1/54	400,000	346,187
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/44	165,000	169,632
Series A, AMT, 4.00%, 10/1/49	500,000	455,672
Series A, AMT, 4.00%, 10/1/52	300,000	272,266
Sub-Series A, AMT, 5.00%, 10/1/52	605,000	607,978
Series A, AMT, 3.25%, 10/1/54	250,000	185,857
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series F, 5.00%, 10/1/48	195,000	201,581
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/52	500,000	452,307
JEA Water & Sewer System Revenue, Water Revenue, Series A, 5.25%, 10/1/49	1,250,000	1,372,045
Putnam County Development Authority, Electric, Power & Light Revenue, 5.00%, 3/15/42	40,000	40,959
State of Florida Department of Transportation Turnpike System Revenue, Highway Revenue Tolls, Series C, 3.00%, 7/1/46	200,000	157,120
Tampa Bay Water, Water Revenue, 5.00%, 10/1/52	400,000	426,655
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls, Series B, 4.00%, 7/1/42	400,000	374,801

(Cost $15,379,563)		14,049,127

Georgia — 2.7%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 7/1/49	200,000	182,089
Development Authority of Burke County, Electric, Power & Light Revenue,
Series C, 4.125%, 11/1/45	25,000	22,172
Series D, 4.125%, 11/1/45	355,000	314,836

See Notes to Financial Statements.

10  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $
Georgia Ports Authority, Private Airport & Marina Revenue, 4.00%, 7/1/51	765,000	727,549
Georgia Ports Authority, Private Airport & Marina Revenue,
4.00%, 7/1/52	320,000	304,131
5.25%, 7/1/52	200,000	215,875
Main Street Natural Gas, Inc., Natural Gas Revenue, Series A, 5.00%, 5/15/43	30,000	30,181
Municipal Electric Authority of Georgia, Nuclear Revenue,
Series A, 5.00%, 1/1/62	500,000	511,682
Series A, 4.50%, 7/1/63	400,000	380,889
Series A, 5.50%, 7/1/63	750,000	781,180

(Cost $3,597,819)		3,470,584

Hawaii — 0.4%
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/51 (Cost $534,570)	500,000	515,122

Illinois — 4.8%
Chicago O’hare International Airport, Private Airport & Marina Revenue,
Series A, 4.50%, 1/1/48	570,000	553,939
Series A, 5.00%, 1/1/48	200,000	203,189
Series A, AMT, 5.00%, 1/1/55	500,000	508,474
Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 1/1/43	115,000	108,350
Series B, 4.00%, 1/1/53	130,000	120,904
Series A, AMT, 4.375%, 1/1/53	25,000	23,268
Series B, 5.00%, 1/1/53	500,000	512,630
Chicago Transit Authority Sales Tax Receipts Fund, Sales Tax Revenue,
Series A, 5.00%, 12/1/52	160,000	164,837
Series A, 5.00%, 12/1/57	1,200,000	1,228,562
City of Chicago Il Wastewater Transmission Revenue, Sewer Revenue, Series A, 5.25%, 1/1/48	85,000	90,909
City of Chicago IL Waterworks Revenue, Water Revenue, Series A, 5.50%, 11/1/62	200,000	215,902
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/41	30,000	32,658
Series A, 4.00%, 1/1/44	700,000	671,571

	Principal Amount $	Value $
Series A, 5.00%, 1/1/44	800,000	833,023
Series A, 5.00%, 1/1/45	775,000	818,930

(Cost $6,427,004)		6,087,146

Louisiana — 1.0%
East Baton Rouge Sewerage Commission, Sewer Revenue, Series A, 4.00%, 2/1/45	245,000	237,788
Jefferson Sales Tax District, Sales Tax Revenue, Series B, 4.00%, 12/1/42	115,000	110,793
Louisiana Stadium & Exposition District, Hotel Occupancy Tax,
Series A, 5.00%, 7/1/48	450,000	474,143
Series A, 5.25%, 7/1/53	420,000	449,591

(Cost $1,337,463)		1,272,315

Maine — 0.0%
Maine Turnpike Authority, Highway Revenue Tolls, 5.00%, 7/1/47 (Cost $44,449)	40,000	41,294

Maryland — 0.5%
Maryland State Transportation Authority, Highway Revenue Tolls, 4.00%, 7/1/50 (Cost $737,661)	650,000	607,966

Massachusetts — 1.5%
Commonwealth of Massachusetts, Hotel Occupancy Tax, 5.50%, 1/1/34	185,000	206,878
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sales Tax Revenue,
Series B-1, 5.00%, 7/1/50	35,000	36,011
Series A-1, 4.00%, 7/1/51	205,000	194,964
Massachusetts Port Authority, Private Airport & Marina Revenue,
Series C, AMT, 5.00%, 7/1/44	400,000	412,052
Series E, AMT, 5.00%, 7/1/46	500,000	518,824
Series E, AMT, 5.00%, 7/1/51	505,000	519,591

(Cost $2,095,122)		1,888,320

Michigan — 1.2%
Lansing Board of Water & Light, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/44	600,000	629,105
Series A, 5.00%, 7/1/48	90,000	93,463

See Notes to Financial Statements.

DBX ETF Trust  |   11

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $
State of Michigan Trunk Line Revenue, Fuel Sales Tax Revenue, Series B, 4.00%, 11/15/45	800,000	781,211

(Cost $1,648,756)		1,503,779

Nevada — 1.4%
City of Reno NV, Sales Tax Revenue, Series A, 4.00%, 6/1/58	145,000	130,642
County of Clark NV, Fuel Sales Tax Revenue, 4.00%, 7/1/40	500,000	492,471
County of Washoe NV, Fuel Sales Tax Revenue, 5.00%, 2/1/42	50,000	51,867
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax,
Series B, 5.00%, 7/1/43	840,000	869,205
Series B, 4.00%, 7/1/49	290,000	265,677

(Cost $1,887,227)		1,809,862

New Jersey — 1.5%
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series G, 4.00%, 1/1/43	550,000	535,740
Series A, 4.00%, 1/1/48	45,000	43,276
Series A, 5.00%, 1/1/48	740,000	766,248
Series B, 5.25%, 1/1/52	405,000	438,791
South Jersey Transportation Authority, Highway Revenue Tolls, Series A, 4.625%, 11/1/47	100,000	100,618

(Cost $1,919,824)		1,884,673

New York — 23.3%
Battery Park City Authority, Miscellaneous Revenue, Series A, 5.00%, 11/1/53	225,000	241,871
Long Island Power Authority, Electric, Power & Light Revenue, Series E, 5.00%, 9/1/48	350,000	377,004
Metropolitan Transportation Authority, Transit Revenue,
Series C-1, 4.00%, 11/15/38	90,000	88,175
Series D, 4.00%, 11/15/42	430,000	406,617
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	103,386
Series E, 4.00%, 11/15/45	1,000,000	948,523
Series C-1, 4.75%, 11/15/45	500,000	508,887
Sub-Series A, 5.00%, 11/15/45	75,000	77,120
Series D, 4.00%, 11/15/46	790,000	725,607
Series D-2, 4.00%, 11/15/48	630,000	584,084

	Principal Amount $	Value $
Series A-1-GROUP 1, 5.00%, 11/15/48	600,000	620,108
Series D-3, 4.00%, 11/15/49	140,000	129,374
Series A-1, 4.00%, 11/15/50	35,000	32,746
Series D-3, 4.00%, 11/15/50	250,000	230,327
Series C-1, 5.00%, 11/15/50	700,000	721,305
Series A-1, 4.00%, 11/15/52	550,000	502,355
Series B, 5.00%, 11/15/52	115,000	117,617
Series C-1, 5.25%, 11/15/55	500,000	515,386
New York City Municipal Water Finance Authority, Water Revenue,
Series FF, 5.00%, 6/15/39	35,000	36,653
Series EE-2, 4.00%, 6/15/40	30,000	29,904
Series AA, 5.00%, 6/15/40	95,000	101,054
Sub-Series EE-2, 5.00%, 6/15/40	535,000	566,289
4.00%, 6/15/42	400,000	398,577
Series AA-2, 4.00%, 6/15/42	100,000	99,258
Series BB2, 4.00%, 6/15/42	40,000	39,703
Series CC-2, 4.00%, 6/15/42	25,000	24,721
Series BB-1, 5.00%, 6/15/44	140,000	149,647
Series BB-1, 4.00%, 6/15/45	255,000	248,538
Series GG-1, 5.00%, 6/15/48	210,000	220,023
Series BB-1, 4.00%, 6/15/49	200,000	191,856
Series CC-1, 4.00%, 6/15/49	200,000	191,856
Series FF-1, 4.00%, 6/15/49	15,000	14,389
Series BB-1, 5.00%, 6/15/49	270,000	281,027
Series DD-1, 5.00%, 6/15/49	400,000	413,610
Series DD-1, 5.25%, 6/15/49	70,000	73,079
Series BB-1, 4.00%, 6/15/50	285,000	271,222
Series GG-1, 4.00%, 6/15/50	305,000	292,097
Sub-Series DD-1, 4.00%, 6/15/50	600,000	574,618
Series AA-1, 5.00%, 6/15/50	140,000	146,828
Series AA-1, 3.00%, 6/15/51	300,000	221,474
Series CC-1, 5.00%, 6/15/51	250,000	262,103
Series CC-1, 5.00%, 6/15/52	400,000	420,841
Series AA-1, 5.25%, 6/15/52	280,000	302,652
Sub-Series AA-1, 5.25%, 6/15/53	200,000	217,435
Series BB, Sub-Series BB-1, 5.25%, 6/15/54	400,000	434,326
Series CC, Sub-Series CC-1, 5.25%, 6/15/54	700,000	762,618
New York Power Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 11/15/45	35,000	33,814
Series A, 4.00%, 11/15/47	115,000	110,252
Series A, 4.00%, 11/15/50	75,000	71,258
Series A, 4.00%, 11/15/55	1,050,000	983,806

See Notes to Financial Statements.

12  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $
Series A, 3.25%, 11/15/60	1,150,000	811,174
Series A, 4.00%, 11/15/60	980,000	905,684
New York State Environmental Facilities Corp., Water Revenue, Series A, 5.00%, 6/15/51	500,000	530,956
New York Transportation Development Corp., Private Airport & Marina Revenue,
5.00%, 6/30/49	450,000	462,236
6.00%, 6/30/54	500,000	548,464
5.125%, 6/30/60	2,100,000	2,167,061
5.375%, 6/30/60	1,500,000	1,555,659
Port Authority of New York & New Jersey, Private Airport & Marina Revenue, Series 224, 4.00%, 7/15/51	15,000	14,266
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Sales Tax Revenue,
Series A, 4.00%, 5/15/48	360,000	338,437
Series A, 4.00%, 5/15/57	1,000,000	948,976
Series A, 4.25%, 5/15/58	600,000	579,013
Series A, 4.50%, 5/15/63	450,000	436,276
Seies A-3, 5.25%, 5/15/64	150,000	160,106
Series A-2, 5.25%, 5/15/64	1,050,000	1,124,187
Triborough Bridge & Tunnel Authority, Fuel Sales Tax Revenue, Series D-2, 5.50%, 5/15/52	650,000	713,648
Triborough Bridge & Tunnel Authority, Miscellaneous Taxes,
Series C-1A, 4.00%, 5/15/46	600,000	577,581
Series C-3, 3.00%, 5/15/51	600,000	448,188
Series A-1, 5.00%, 5/15/51	2,000,000	2,104,468
Series C-1A, 5.00%, 5/15/51	225,000	237,477

(Cost $32,141,887)		29,779,877

North Carolina — 0.2%
County of Union NC Enterprise System Revenue, Water Revenue, 3.00%, 6/1/51 (Cost $241,524)	300,000	221,119

Ohio — 0.5%
Franklin County Convention Facilities Authority, Industrial Revenue, 5.00%, 12/1/51	100,000	95,852
Ohio Turnpike & Infrastructure Commission, Highway Revenue Tolls, Series A, 4.00%, 2/15/46	10,000	9,691

	Principal Amount $	Value $

Series A, 5.00%, 2/15/46	275,000	289,976
Ohio Water Development Authority, Intergovernmental, 5.00%, 6/1/46	225,000	240,872

(Cost $716,094)		636,391

Oklahoma — 0.3%
Oklahoma Turnpike Authority Highway Revenue Tolls, 5.50%, 1/1/53 (Cost $331,024)	300,000	327,505

Oregon — 0.7%
Port of Portland Or Airport Revenue, Private Airport & Marina Revenue, Series 28, AMT, 5.00%, 7/1/52	100,000	102,698
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue,
Series 25B, AMT, 5.00%, 7/1/44	315,000	321,898
Series 28, AMT, 4.00%, 7/1/47	500,000	459,922

(Cost $917,898)		884,518

Pennsylvania — 5.9%
Allegheny County Airport Authority, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 1/1/46	700,000	653,338
Series A, AMT, 5.00%, 1/1/51	500,000	511,854
Series A, AMT, 4.00%, 1/1/56	500,000	440,402
Chester County Industrial Development Authority, Recreational Revenue, 4.00%, 12/1/51	245,000	225,715
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 10/1/43	25,000	25,931
Series A, 5.00%, 11/1/45	515,000	545,617
Series A, 5.00%, 10/1/48	35,000	36,173
Series A, 5.00%, 11/1/50	500,000	525,322
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees,
Series B, 5.00%, 12/1/43	115,000	118,915
Series A, 5.25%, 12/1/44	565,000	590,800
Series A, 5.00%, 12/1/48	480,000	494,347
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Series A, 5.00%, 12/1/44	230,000	240,247
Series A, 4.00%, 12/1/46	20,000	18,988
Series B, 4.00%, 12/1/46	390,000	370,262
Series C, 5.00%, 12/1/46	45,000	47,724

See Notes to Financial Statements.

DBX ETF Trust  |   13

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $
Series A, 5.00%, 12/1/47	55,000	58,217
Sub-Series A, 4.00%, 12/1/49	285,000	272,144
Series A, 5.00%, 12/1/49	15,000	15,589
Series A, 4.00%, 12/1/50	255,000	233,676
Series B, 5.00%, 12/1/50	1,705,000	1,789,349
Series A, 4.00%, 12/1/51	65,000	60,712
Series B, 4.00%, 12/1/51	300,000	274,172
Series B, 5.00%, 12/1/51	15,000	15,798

(Cost $8,381,462)		7,565,292

South Carolina — 0.9%
South Carolina Ports Authority, Private Airport & Marina Revenue, Series B, 4.00%, 7/1/49	200,000	177,714
South Carolina Public Service Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 12/1/42	475,000	458,369
Series A, 4.00%, 12/1/52	600,000	534,659

(Cost $1,258,260)		1,170,742

Tennessee — 2.3%
City of Clarksville Tn Water Sewer & Gas Revenue, Water Revenue, Series A, 4.00%, 2/1/51	380,000	359,237
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 5/15/46	245,000	261,338
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 5.25%, 7/1/47	400,000	422,466
Series B, AMT, 5.00%, 7/1/49	125,000	127,782
Series B, AMT, 4.00%, 7/1/54	550,000	482,654
Series A, 5.00%, 7/1/54	805,000	831,758
Series B, AMT, 5.00%, 7/1/54	500,000	509,668

(Cost $3,268,524)		2,994,903

Texas — 7.0%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series E, 5.00%, 1/1/45	100,000	103,783
Series B, 5.00%, 1/1/46	300,000	312,519
Series B, 4.00%, 1/1/51	50,000	46,307
City of Austin TX Electric Utility Revenue, Electric, Power & Light Revenue,
Series B, 5.00%, 11/15/44	125,000	131,037
Series B, 5.00%, 11/15/49	125,000	129,995

	Principal Amount $	Value $
City of Austin TX Water & Wastewater System Revenue, Water Revenue, Series C, 5.00%, 11/15/50	305,000	318,418
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue, Series C, 4.00%, 10/1/49	110,000	104,927
City of Georgetown TX Utility System Revenue, Multiple Utility Revenue, 4.25%, 8/15/47	500,000	486,854
City of Houston TX Airport System Revenue, Private Airport & Marina Revenue, Sub-Series A, AMT, 4.00%, 7/1/46	575,000	529,325
City of Houston TX Combined Utility System, Water Revenue,
Series C, 4.00%, 11/15/43	165,000	159,254
Series D, 5.00%, 11/15/43	30,000	31,231
Series C, 3.00%, 11/15/47	145,000	108,599
Series C, 4.00%, 11/15/49	55,000	50,878
City of Lubbock TX Electric Light & Power System Revenue, Electric, Power & Light Revenue, 4.00%, 4/15/51	400,000	367,542
City of San Antonio TX Electric & Gas Systems Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 2/1/46	260,000	273,344
Harris County Toll Road Authority, Highway Revenue Tolls,
Series A, 4.00%, 8/15/48	555,000	520,506
4.00%, 8/15/50	670,000	632,148
Harris County-Houston Sports Authority, Hotel Occupancy Tax, Series A, 3.125%, 11/15/56	110,000	77,392
Lower Colorado River Authority, Intergovernmental, 5.00%, 5/15/47	250,000	261,728
North Fort Bend Water Authority, Water Revenue, Series A, 4.00%, 12/15/58	200,000	177,356
North Texas Tollway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/38	65,000	68,862
Series A, 5.00%, 1/1/48	500,000	512,632
4.25%, 1/1/49	30,000	28,879
Series B, 3.00%, 1/1/51	250,000	177,684

See Notes to Financial Statements.

14  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2024

	Principal Amount $	Value $

Port Authority of Houston of Harris County Texas, Private Airport & Marina Revenue, 5.00%, 10/1/53	650,000	688,513
San Antonio Water System, Water Revenue,
Series A, 5.00%, 5/15/46	325,000	344,477
Series A, 4.00%, 5/15/51	335,000	311,783
Texas Water Development Board, Water Revenue,
4.00%, 10/15/45	320,000	307,528
4.00%, 4/15/51	525,000	484,975
Series A, 5.00%, 10/15/58	1,100,000	1,159,610
West Harris County Regional Water Authority, Water Revenue, 3.00%, 12/15/58	85,000	56,483

(Cost $10,025,678)		8,964,569

Utah — 1.6%
City of Salt Lake City UT Airport Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/48	750,000	754,399
Series A, AMT, 5.25%, 7/1/48	225,000	229,545
Intermountain Power Agency, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/42	1,000,000	1,076,197

(Cost $2,116,904)		2,060,141

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, Appropriations,
Series A, 4.00%, 7/1/45	275,000	271,794
Series A, 5.00%, 7/1/50	40,000	41,827
Series A, 4.00%, 7/1/55	700,000	666,400
Series A, 5.00%, 7/1/60	500,000	520,412

(Cost $1,739,457)		1,500,433

AMT:   Alternative Minimum Tax

	Principal Amount $	Value $

Washington — 1.9%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue, Series S-1, 4.00%, 11/1/46	700,000	670,754
County of King WA Sewer Revenue, Sewer Revenue, Series A, 4.00%, 1/1/52	500,000	477,256
Energy Northwest, Nuclear Revenue, Series A, 5.00%, 7/1/38	300,000	317,860
Port of Seattle WA, Private Airport & Marina Revenue,
AMT, 5.00%, 4/1/44	500,000	509,331
Series B, AMT, 5.00%, 8/1/47	500,000	515,482

(Cost $2,723,298)		2,490,683

West Virginia — 0.2%
West Virginia Parkways Authority, Highway Revenue Tolls, 5.00%, 6/1/47 (Cost $307,028)	250,000	262,550

Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue, 5.00%, 4/1/44 (Cost $263,635)	245,000	249,431

TOTAL MUNICIPAL BONDS

(Cost $136,580,952)		125,361,546

TOTAL INVESTMENTS — 98.2%

(Cost $136,580,952)		125,361,546
Other assets and liabilities, net — 1.8%		2,256,721

NET ASSETS — 100.0%		127,618,267

See Notes to Financial Statements.

DBX ETF Trust  |   15

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds (a)	$—	$125,361,546	$—	$125,361,546

TOTAL	$—	$125,361,546	$—	$125,361,546

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

16 |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 96.1%
Australia — 6.6%
BHP Group Ltd.	12,538	371,142
Coles Group Ltd.	3,289	35,916
Fortescue Ltd.	4,171	68,627
Medibank Pvt Ltd.	7,029	17,390
Origin Energy Ltd.	4,267	28,917
Rio Tinto Ltd.	917	78,646
Santos Ltd.	8,052	40,859
Sonic Healthcare Ltd.	1,116	18,058
Telstra Group Ltd.	9,613	22,184
Woodside Energy Group Ltd.	4,701	86,601

(Cost $811,007)		768,340

Austria — 0.3%
OMV AG	353	17,720
Verbund AG	171	14,071

(Cost $32,734)		31,791

Belgium — 0.3%
Ageas SA/NV	390	19,348
Umicore SA	517	10,176

(Cost $29,766)		29,524

Brazil — 1.6%
Ambev SA	11,649	25,621
B3 SA — Brasil Bolsa Balcao	13,946	28,391
BB Seguridade Participacoes SA	1,601	9,839
Caixa Seguridade Participacoes S/A	1,501	4,247
CPFL Energia SA	475	3,082
Hypera SA	931	4,809
Lojas Renner SA	2,355	5,879
TIM SA	2,258	6,814
Vale SA	8,384	100,815

(Cost $223,524)		189,497

Canada — 4.3%
BCE, Inc.	183	6,259
Brookfield Asset Management Ltd., Class A	900	35,322
Canadian Tire Corp. Ltd., Class A	118	11,776
Great-West Lifeco, Inc.	687	20,603
IGM Financial, Inc.	179	4,781
Magna International, Inc.	675	30,533
Manulife Financial Corp.	4,455	115,693
Power Corp. of Canada	1,399	40,611
Quebecor, Inc., Class B	411	8,668
Sun Life Financial, Inc.	1,439	72,111
Suncor Energy, Inc.	3,187	129,991
TELUS Corp.	1,217	20,007

(Cost $419,147)		496,355

	Number of Shares	Value $

Chile — 0.0%
Enel Chile SA (Cost $4,431)	69,910	4,003

China — 6.4%
Autohome, Inc., ADR	163	4,629
China Coal Energy Co. Ltd., Class H	5,027	6,329
China Communications Services Corp. Ltd., Class H	6,134	2,956
China Construction Bank Corp., Class A	1,500	1,453
China Construction Bank Corp., Class H	237,418	168,124
China Feihe Ltd., 144A	10,000	4,947
China Hongqiao Group Ltd.	7,043	11,613
China Merchants Bank Co. Ltd., Class A	3,200	15,093
China Merchants Bank Co. Ltd., Class H	9,495	42,236
China Pacific Insurance Group Co. Ltd., Class A	1,200	4,752
China Pacific Insurance Group Co. Ltd.(a), Class H	6,385	16,649
China Petroleum & Chemical Corp., Class A	5,000	4,437
China Petroleum & Chemical Corp., Class H	60,019	38,052
China Railway Group Ltd., Class H	11,350	6,093
China Shenhua Energy Co. Ltd., Class A	856	4,986
China Shenhua Energy Co. Ltd., Class H	8,538	41,417
China State Construction
Engineering Corp. Ltd., Class A	4,800	3,718
China Tower Corp. Ltd., Class H, 144A	113,030	13,292
Citic Pacific Special Steel Group Co. Ltd., Class A	900	1,869
COSCO SHIPPING Holdings Co. Ltd., Class A	2,000	4,139
COSCO SHIPPING Holdings Co. Ltd., Class H	6,976	11,646
CRRC Corp. Ltd., Class H	10,902	6,522
CSPC Pharmaceutical Group Ltd.	20,563	17,426
Daqin Railway Co. Ltd., Class A	2,300	2,237
ENN Energy Holdings Ltd.	1,887	17,294
Focus Media Information Technology Co. Ltd., Class A	2,500	2,181
Guanghui Energy Co. Ltd., Class A	1,300	1,433
Haidilao International Holding Ltd., 144A	4,119	9,140

See Notes to Financial Statements.

DBX ETF Trust  |   17

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	100	318

Henan Shuanghui Investment & Development Co. Ltd., Class A	600	2,092

HLA Group Corp. Ltd., Class A	1,400	1,863

Huaibei Mining Holdings Co. Ltd., Class A	600	1,628

Hunan Valin Steel Co. Ltd., Class A	1,600	1,162

Industrial & Commercial Bank of China Ltd., Class A	9,500	7,098

Industrial & Commercial Bank of China Ltd., Class H	160,497	90,677

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,253	753

Jiangsu Expressway Co. Ltd., Class H	2,966	3,082

Jiangsu Yanghe Distillery Co. Ltd., Class A	200	2,568

Jiangxi Copper Co. Ltd., Class H	2,526	5,450

LB Group Co. Ltd., Class A	500	1,440

Lenovo Group Ltd.	19,902	28,543

Livzon Pharmaceutical Group, Inc., Class A	107	570

Longfor Group Holdings Ltd., 144A	5,148	8,094

Midea Group Co. Ltd., Class A	500	4,455

New China Life Insurance Co. Ltd., Class A	300	1,344

New China Life Insurance Co. Ltd., Class H	2,455	5,015

People’s Insurance Co. Group of

China Ltd., Class H	21,190	7,367

PICC Property & Casualty Co. Ltd., Class H	16,751	21,754

Postal Savings Bank of China Co. Ltd., Class A	4,926	3,409

Postal Savings Bank of China Co. Ltd., Class H, 144A	18,784	10,589

Qifu Technology, Inc., ADR	279	5,390

Shaanxi Coal Industry Co. Ltd., Class A	1,300	4,656

Shanghai Baosight Software Co. Ltd., Class B	1,400	3,044

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,806	2,678

Shanxi Coking Coal Energy Group Co. Ltd., Class A	700	1,062

Shanxi Lu’an Environmental

Energy Development Co. Ltd., Class A	600	1,872

Sichuan Road & Bridge Group Co. Ltd., Class A	1,500	1,622

Sinopharm Group Co. Ltd.,

Class H	3,378	9,154

TBEA Co. Ltd., Class A	1,000	2,053

	Number of Shares	Value $

Tongwei Co. Ltd.(a), Class A	700	2,216

Western Mining Co. Ltd., Class A	700	1,790

Xinjiang Daqo New Energy Co. Ltd.(a), Class A	275	1,013

Xinyi Solar Holdings Ltd.	12,110	7,956

Yankuang Energy Group Co. Ltd., Class A	600	2,080

Yankuang Energy Group Co. Ltd., Class H	5,228	13,044

Youngor Fashion Co. Ltd., Class A	1,100	1,203

Yunnan Yuntianhua Co. Ltd., Class A	700	1,997

Zangge Mining Co. Ltd., Class A	300	1,077

Zoomlion Heavy Industry
Science and Technology Co. Ltd., Class A	1,800	1,989

(Cost $774,805)		739,830

Czech Republic — 0.1%

Komercni Banka AS	190	6,495
Moneta Money Bank AS, 144A	533	2,333

(Cost $7,533)		8,828

Denmark — 0.4%

A.P. Moller — Maersk A/S, Class A	7	12,266

A.P. Moller — Maersk A/S, Class B	12	21,771
Tryg A/S	813	16,708

(Cost $70,383)		50,745

Egypt — 0.0%
Eastern Co. SAE

(Cost $2,753)	2,931	1,711

Finland — 1.1%

Elisa OYJ	369	17,105

Kesko OYJ, Class B	641	11,635

Kone OYJ, Class B	837	42,516

Orion OYJ, Class B	279	11,352
UPM-Kymmene OYJ	1,319	50,331

(Cost $137,517)		132,939

France — 10.8%

Amundi SA(a), 144A	155	11,888

AXA SA	4,487	160,990

Bouygues SA	457	17,860

Cie Generale des Etablissements Michelin SCA	1,678	67,674

Danone SA	1,591	102,111

Kering SA	184	63,361

La Francaise des Jeux SAEM, 144A	274	9,804

Sanofi SA	2,813	274,109

TotalEnergies SE	5,313	386,500

See Notes to Financial Statements.

18  |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Vinci SA	1,237	153,694

(Cost $1,120,989)		1,247,991

Germany — 5.3%
Allianz SE	969	282,237
Bayerische Motoren Werke AG	795	80,419
Deutsche Post AG	2,452	102,909
Mercedes-Benz Group AG	1,984	143,015

(Cost $526,030)		608,580

Greece — 0.2%
Hellenic Telecommunications Organization SA	484	7,062
JUMBO SA	311	8,913
Motor Oil Hellas Corinth
Refineries SA	177	5,007
OPAP SA	450	7,157

(Cost $25,583)		28,139

Hong Kong — 2.2%
Beijing Enterprises Holdings Ltd.	1,330	4,675
Bosideng International Holdings Ltd.	8,989	5,193
China Gas Holdings Ltd.	7,380	6,971
China Resources Gas Group Ltd.	2,361	8,194
China Resources Land Ltd.	7,905	28,696
China State Construction International Holdings Ltd.	5,170	6,846
China Taiping Insurance
Holdings Co. Ltd.	3,936	4,251
Chow Tai Fook Jewellery Group Ltd.	5,025	6,449
CK Asset Holdings Ltd.	4,724	18,628
CK Infrastructure Holdings Ltd.	1,651	9,518
CLP Holdings Ltd.	4,032	31,876
Henderson Land Development Co. Ltd.	3,403	10,570
HKT Trust & HKT Ltd.(b)	9,898	11,501
Power Assets Holdings Ltd.	3,333	18,447
Sino Land Co. Ltd.	9,824	10,423
SITC International Holdings Co. Ltd.	3,500	8,948
Sun Hung Kai Properties Ltd.	3,563	34,294
Swire Properties Ltd.	3,065	5,618
Want Want China Holdings Ltd.	12,284	7,395
WH Group Ltd., 144A	21,474	14,603

(Cost $302,084)		253,096

Hungary — 0.1%
Richter Gedeon Nyrt

(Cost $9,034)	360	9,118

India — 1.3%
Coal India Ltd.	3,739	22,003
HCL Technologies Ltd.	2,349	37,262

	Number of Shares	Value $

Oil & Natural Gas Corp. Ltd.	7,701	24,389

Petronet LNG Ltd.	1,953	6,957

Power Grid Corp. of India Ltd.	11,532	42,828
Vedanta Ltd.	2,745	14,798

(Cost $94,811)		148,237

Indonesia — 1.2%

Aneka Tambang Tbk	20,266	1,827

PT Adaro Energy Indonesia Tbk	36,118	6,157

PT Astra International Tbk	52,469	13,852

PT Bank Mandiri Persero Tbk	91,931	33,378

PT Bank Negara Indonesia Persero Tbk	36,354	9,844

PT Bank Rakyat Indonesia Persero Tbk	168,214	44,926

PT Indofood Sukses Makmur Tbk	11,419	4,128

PT Telkom Indonesia Persero Tbk	118,240	21,101
PT United Tractors Tbk	4,171	5,666

(Cost $139,249)		140,879

Ireland — 0.3%
Smurfit Kappa Group PLC

(Cost $24,660)	643	31,203

Israel — 0.8%

Bank Hapoalim BM	3,111	28,432

Bank Leumi Le-Israel BM	3,747	30,921

ICL Group Ltd.	1,751	8,147

Israel Discount Bank Ltd., Class A	3,192	16,293
Mizrahi Tefahot Bank Ltd.	396	14,359

(Cost $106,557)		98,152

Italy — 1.2%

Assicurazioni Generali SpA	2,529	64,793

FinecoBank Banca Fineco SpA	1,513	24,383

Snam SpA	4,991	23,564
Terna - Rete Elettrica Nazionale	3,475	29,131

(Cost $122,197)		141,871

Japan — 3.5%

AGC, Inc.	500	17,458

Daiwa House Industry Co. Ltd.	1,400	37,195

Isuzu Motors Ltd.	1,500	20,017

Japan Tobacco, Inc.	3,000	84,992

Mitsui Chemicals, Inc.	400	12,093

Mitsui OSK Lines Ltd.	800	26,391

Nomura Real Estate Holdings, Inc.	300	7,711

Obayashi Corp.	1,700	19,792

Sekisui House Ltd.	1,475	33,152

SoftBank Corp.	7,000	84,078

Sompo Holdings, Inc.	2,231	47,205

See Notes to Financial Statements.

DBX ETF Trust  |   19

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Yamaha Motor Co. Ltd.	2,100	20,479

(Cost $341,908)		410,563

Kazakhstan — 0.0%
Polymetal International PLC*(c)

(Cost $33,157)	1,987	0

Kuwait — 0.1%
Mobile Telecommunications Co. KSCP

(Cost $9,444)	4,965	7,247

Malaysia — 0.8%
Malayan Banking Bhd	13,511	28,503
MISC Bhd	3,500	6,202
Petronas Dagangan Bhd	800	3,365
Petronas Gas Bhd	1,600	6,207
Public Bank Bhd	35,800	31,183
RHB Bank Bhd	4,011	4,678
Sime Darby Bhd	7,500	4,430

Telekom Malaysia Bhd	2,800	3,694

(Cost $78,204)		88,262

Mexico — 0.3%
Arca Continental SAB de CV	1,245	12,634
Banco del Bajio SA, 144A	1,919	6,598
Grupo Aeroportuario del Centro Norte SAB de CV	725	7,363

Kimberly-Clark de Mexico SAB de CV, Class A	3,800	7,931

(Cost $25,948)		34,526

Netherlands — 2.6%
ASR Nederland NV	382	18,413
Koninklijke Ahold Delhaize NV	2,330	72,190
Koninklijke KPN NV	9,728	36,371
NEPI Rockcastle NV	1,365	9,412
NN Group NV	678	31,495
Randstad NV	292	15,343

Stellantis NV	5,478	120,128

(Cost $259,080)		303,352

New Zealand — 0.1%
Spark New Zealand Ltd.

(Cost $14,432)	4,796	12,302

Norway — 0.6%
Aker BP ASA	761	19,486
Gjensidige Forsikring ASA	532	9,306
Mowi ASA	1,144	20,458

Orkla ASA	1,810	14,401

(Cost $76,147)		63,651

Philippines — 0.2%
International Container Terminal Services, Inc.	2,440	14,243

	Number of Shares	Value $
Manila Electric Co.	760	4,769
Metropolitan Bank & Trust Co.	4,810	5,100

(Cost $17,841)		24,112

Poland — 0.5%
Bank Polska Kasa Opieki SA	457	18,573
ORLEN SA	1,447	23,364
Powszechny Zaklad Ubezpieczen SA	1,437	18,250

(Cost $58,074)		60,187

Qatar — 0.5%
Dukhan Bank	5,044	4,908
Industries Qatar QSC	3,942	12,505
Mesaieed Petrochemical Holding Co.	15,076	7,122
Qatar Electricity & Water Co. QSC	791	3,243
Qatar Fuel QSC	1,620	5,984
Qatar Islamic Bank SAQ	4,251	20,082

(Cost $66,611)		53,844

Russia — 0.0%
Alrosa PJSC*(c)	14,479	0
GMK Norilskiy Nickel PAO*(c)	36,100	0
Inter RAO UES PJSC*(c)	188,952	0
LUKOIL PJSC*(c)	2,350	0
Mobile TeleSystems PJSC*(c), ADR	2,615	0
Novolipetsk Steel PJSC*(c)	8,593	0
PhosAgro PJSC*(c)	258	0
PhosAgro PJSC*(c), GDR	2	0
PhosAgro PJSC, GDR*(c)	4	0
Polyus PJSC*(c)	192	0
Severstal PAO*(c)	1,174	0
Tatneft PJSC*(c)	7,791	0

(Cost $520,076)		0

Saudi Arabia — 1.6%
Arab National Bank	2,166	11,377
Jarir Marketing Co.	1,500	5,087
Nahdi Medical Co.	95	3,318
Riyad Bank	3,839	24,974
SABIC Agri-Nutrients Co.	567	16,024
Saudi Arabian Oil Co., 144A	6,574	50,830
Saudi Awwal Bank	2,455	25,069
Saudi Telecom Co.	4,892	46,954

(Cost $206,389)		183,633

Singapore — 2.8%
DBS Group Holdings Ltd.	4,870	129,667
Genting Singapore Ltd.	14,800	9,964
Oversea-Chinese Banking Corp.
Ltd.	8,508	91,330

See Notes to Financial Statements.

20  |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

Singapore Exchange Ltd.	2,041	14,435

Singapore Technologies

Engineering Ltd.	4,000	12,370
United Overseas Bank Ltd.	3,100	70,614

(Cost $268,356)		328,380

South Africa – 1.1%

Exxaro Resources Ltd.	615	5,927

FirstRand Ltd.	12,416	42,865

Kumba Iron Ore Ltd.	162	4,218

Nedbank Group Ltd.	1,179	14,308

Sanlam Ltd.	4,275	16,085

Standard Bank Group Ltd.	3,300	31,406
Woolworths Holdings Ltd.	2,377	6,874

(Cost $133,450)		121,683

South Korea – 1.2%

DB Insurance Co. Ltd.	116	8,671

Kia Corp.	645	54,831

KT Corp.	74	1,956

KT&G Corp.	251	15,137

LG Corp.	231	13,564

LG Uplus Corp.	580	4,043

Samsung Fire & Marine Insurance Co. Ltd.	79	19,885

Samsung Life Insurance Co. Ltd.	189	11,508
SK Telecom Co. Ltd.	127	4,678

(Cost $109,607)		134,273

Spain – 0.6%

Redeia Corp. SA	969	17,399
Repsol SA	3,020	49,244

(Cost $68,785)		66,643

Sweden – 1.6%

Boliden AB	669	23,332

Skanska AB, Class B	801	14,109

SKF AB, Class B	825	17,987

Tele2 AB, Class B	1,413	13,784

Volvo AB, Class A	500	13,540
Volvo AB, Class B	3,919	105,081

(Cost $153,614)		187,833

Switzerland – 15.1%

Adecco Group AG	400	15,137

Baloise Holding AG	111	19,182

Glencore PLC	25,656	157,038

Helvetia Holding AG	87	11,678

Holcim AG	1,288	112,474

Kuehne + Nagel International AG	120	33,986

Novartis AG	4,873	503,262

Partners Group Holding AG	56	74,861

Roche Holding AG	1,737	444,768

	Number of Shares	Value $

Roche Holding AG	79	22,137

SGS SA	370	34,451

Swiss Re AG	747	94,974

Swisscom AG	64	35,343
Zurich Insurance Group AG	362	190,079

(Cost $1,470,452)		1,749,370

Taiwan – 5.1%

Acer, Inc.	7,095	11,586

ASE Technology Holding Co. Ltd.	7,900	38,288

Chunghwa Telecom Co. Ltd.	9,000	35,562

Compal Electronics, Inc.	10,834	12,391

Hon Hai Precision Industry Co. Ltd.	30,821	163,648

Lite-On Technology Corp.	5,062	16,798

MediaTek, Inc.	3,755	143,157

Micro-Star International Co. Ltd.	2,016	11,918

Nien Made Enterprise Co. Ltd.	541	5,862

Novatek Microelectronics Corp.	1,424	26,067

Realtek Semiconductor Corp.	1,197	20,065

Shanghai Commercial & Savings Bank Ltd.	9,786	13,911

Synnex Technology International Corp.	2,543	6,626

Unimicron Technology Corp.	3,559	20,051

United Microelectronics Corp.	27,093	46,000

Vanguard International Semiconductor Corp.	2,532	8,402
WPG Holdings Ltd.	3,911	10,407

(Cost $425,833)		590,739

Thailand – 0.5%

Advanced Info Service PCL, NVDR	3,000	16,553

Home Product Center PCL, NVDR	17,300	4,373

Intouch Holdings PCL, NVDR	2,000	3,656

Kasikornbank PCL, NVDR	1,600	5,697

PTT Exploration & Production PCL	600	2,512

PTT Exploration & Production PCL, NVDR	3,000	12,558

SCB X PCL, NVDR	2,300	6,627
TMBThanachart Bank PCL, NVDR	65,000	2,986

(Cost $54,444)		54,962

Turkey – 0.3%

Akbank TAS	7,571	15,608

Ford Otomotiv Sanayi AS	180	6,108

Tofas Turk Otomobil Fabrikasi AS	328	3,144
Yapi ve Kredi Bankasi AS	7,973	8,001

(Cost $18,104)		32,861

See Notes to Financial Statements.

DBX ETF Trust  |   21

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

United Arab Emirates – 1.0%
Abu Dhabi Islamic Bank PJSC	3,824	11,681
Abu Dhabi National Oil Co. for Distribution PJSC	6,587	5,810
Dubai Islamic Bank PJSC	6,977	10,485
Emaar Properties PJSC	16,284	33,960
Emirates NBD Bank PJSC	4,918	20,821
Emirates Telecommunications Group Co. PJSC	8,538	37,424

(Cost $103,187)		120,181

United Kingdom – 11.3%
Admiral Group PLC	626	21,631
Anglo American PLC	3,142	100,550
Barratt Developments PLC	2,262	14,492
British American Tobacco PLC	4,959	152,478
Hargreaves Lansdown PLC	923	12,404
Imperial Brands PLC	2,023	49,994
Kingfisher PLC	4,520	15,199
Mondi PLC	1,085	21,564
National Grid PLC	9,104	102,281
Reckitt Benckiser Group PLC	1,745	98,912
Rio Tinto PLC	2,788	194,381
Schroders PLC	2,153	10,740
SSE PLC	2,719	60,755
Taylor Wimpey PLC	8,657	16,219
Tesco PLC	17,378	68,811
Unilever PLC	6,190	337,233
WPP PLC	2,652	27,579

(Cost $1,367,221)		1,305,223

United States – 0.2%
Southern Copper Corp.

(Cost $11,935)	206	24,438

TOTAL COMMON STOCKS

(Cost $10,877,093)		11,119,094

PREFERRED STOCKS – 0.7%

Brazil – 0.2%
Cia Energetica de Minas Gerais	4,622	8,749
Companhia Paranaense de Energia, Class B	2,809	4,853
Gerdau SA	3,689	12,710

(Cost $25,346)		26,312

Chile – 0.2%
Sociedad Quimica y Minera de Chile SA, Class B

(Cost $16,432)	351	16,429

Germany – 0.3%
Bayerische Motoren Werke AG	137	13,148

	Number of Shares	Value $

Porsche Automobil Holding SE	377	20,676

(Cost $34,182)		33,824

TOTAL PREFERRED STOCKS

(Cost $75,960)		76,565

RIGHTS – 0.0%

United Kingdom – 0.0%
National Grid PLC*, expires

6/24/24

(Cost $0)	2,828	7,059

EXCHANGE-TRADED FUNDS – 1.6%
WisdomTree Emerging Markets High Dividend Fund	850	37,000
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(d)	6,000	154,080

(Cost $182,781)		191,080

TOTAL INVESTMENTS – 98.4%

(Cost $11,135,834)		11,393,798
Other assets and liabilities, net – 1.6%		180,884

NET ASSETS – 100.0%		11,574,682

See Notes to Financial Statements.

22  |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2024

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024
EXCHANGE-TRADED FUNDS — 1.3%

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (d)
50,737	269,316	(175,484)	3,246	6,265	2,798	—	6,000	154,080
SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 5.24% (e)(f)
595,473	—	(595,473) (g)	—	—	717	—	—	—
CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 5.26% (e)

1,070	745,245	(746,315)	—	—	815	—	—	—

647,280	1,014,561	(1,517,272)	3,246	6,265	4,330	—	6,000	154,080

*	Non-income producing security.
(a)	Company declared its annual dividend during the 12-month period ended May, 31 2024, the scheduled payment date was subsequent to May, 31 2024.
(b)	Investment was valued using significant unobservable inputs.
(c)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2024.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
EURO STOXX 50 Futures	EUR	1	53,144	54,106	6/21/2024	962

Micro EURO STOXX 50 Futures	EUR	6	32,577	32,464	6/21/2024	(113)

MINI TOPIX Index Futures	JPY	3	51,781	52,919	6/13/2024	1,138

MSCI Emerging Markets Index Future	USD	1	52,694	52,825	6/21/2024	131

Total net unrealized appreciation						2,118

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust  |   23

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2024

Currency Abbreviations

EUR	Euro

JPY	Japanese Yen

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$11,119,094	$—	$0	$11,119,094

Preferred Stocks (a)	76,565	—	—	76,565

Rights	7,059	—	—	7,059

Exchange-Traded Funds	191,080	—	—	191,080

Derivatives (b)

Futures Contracts	2,231	—	—	2,231

TOTAL	$11,396,029	$—	$0	$11,396,029

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(113)	$—	$—	$(113)

TOTAL	$(113)	$—	$—	$(113)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

24  |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

May 31, 2024

	Number of Shares	Value $

COMMON STOCKS – 97.3%
Australia – 9.9%
BHP Group Ltd.	2,527,147	74,807,044
Coles Group Ltd.	719,738	7,859,628
Fortescue Ltd.	909,977	14,972,162
Medibank Pvt Ltd.	1,479,848	3,661,124
Pilbara Minerals Ltd.	1,536,434	3,872,643
Rio Tinto Ltd.	199,475	17,107,947
Santos Ltd.	1,745,219	8,855,822
Telstra Group Ltd.	2,173,056	5,014,813
Woodside Energy Group Ltd.	1,020,310	18,796,038

(Cost $152,085,990)		154,947,221

Austria – 0.4%
OMV AG	79,138	3,972,583
Verbund AG	36,589	3,010,855

(Cost $6,923,761)		6,983,438

Belgium – 0.4%
Ageas SA/NV	85,857	4,259,534
Umicore SA	112,541	2,215,025

(Cost $6,145,956)		6,474,559

Denmark – 0.7%
A.P. Moller – Maersk A/S, Class A	1,630	2,856,361
A.P. Moller – Maersk A/S, Class B	2,406	4,365,027
Tryg A/S	187,624	3,855,867

(Cost $13,427,268)		11,077,255

Finland – 1.8%
Elisa OYJ	76,431	3,542,970
Kesko OYJ, Class B	146,769	2,664,040
Kone OYJ, Class B	182,642	9,277,347
Orion OYJ, Class B	57,983	2,359,231
UPM-Kymmene OYJ	286,807	10,944,230

(Cost $27,240,025)		28,787,818

France – 16.1%
Amundi SA(a)(b), 144A	32,991	2,530,334
AXA SA	975,925	35,015,314
Bouygues SA	101,812	3,978,978
Cie Generale des Etablissements Michelin SCA(a)	364,981	14,719,708
Danone SA	345,997	22,206,334
La Francaise des Jeux SAEM, 144A	56,448	2,019,788
Sanofi SA	611,685	59,604,739
TotalEnergies SE	1,076,282	78,295,321
Vinci SA	269,290	33,458,475

(Cost $217,961,984)		251,828,991

Germany – 6.5%
Allianz SE	210,494	61,309,886

	Number of Shares	Value $
Bayerische Motoren Werke AG	171,356	17,333,734
Deutsche Post AG	532,652	22,355,044

(Cost $81,748,527)		100,998,664

Hong Kong – 2.4%
CK Asset Holdings Ltd.	1,042,169	4,109,610
CK Infrastructure Holdings Ltd.	338,481	1,951,273
CLP Holdings Ltd.	882,444	6,976,444
Henderson Land Development Co. Ltd.	780,464	2,424,188
HKT Trust & HKT Ltd.(c)	2,036,505	2,366,228
Power Assets Holdings Ltd.	744,355	4,119,792
Sino Land Co. Ltd.	2,091,595	2,219,029
SITC International Holdings Co. Ltd.	720,908	1,842,965
Sun Hung Kai Properties Ltd.	778,577	7,493,829
Swire Properties Ltd.	628,693	1,152,378
WH Group Ltd., 144A	4,481,383	3,047,410

(Cost $42,001,126)		37,703,146

Ireland – 0.4%
Smurfit Kappa Group PLC

(Cost $5,160,934)	140,301	6,808,296

Israel – 1.0%
Bank Hapoalim BM	682,666	6,238,917
Bank Leumi Le-Israel BM	818,316	6,752,762
Mizrahi Tefahot Bank Ltd.	83,241	3,018,362

(Cost $16,137,509)		16,010,041

Italy – 2.0%
Assicurazioni Generali SpA	548,082	14,041,958
FinecoBank Banca Fineco SpA	328,320	5,291,121
Snam SpA	1,083,600	5,115,976
Terna - Rete Elettrica Nazionale	756,054	6,338,007

(Cost $25,603,506)		30,787,062

Japan – 5.6%
AGC, Inc.	105,200	3,673,247
Daiwa House Industry Co. Ltd.	301,171	8,001,457
Isuzu Motors Ltd.	313,300	4,180,789
Japan Tobacco, Inc.	644,800	18,267,521
Mitsui Chemicals, Inc.	91,700	2,772,387
Mitsui OSK Lines Ltd.	185,000	6,102,899
Obayashi Corp.	348,900	4,061,933
Sekisui House Ltd.	320,624	7,206,363
SoftBank Corp.	1,533,500	18,419,175
Sompo Holdings, Inc.	479,000	10,135,066
Yamaha Motor Co. Ltd.	479,900	4,680,052

(Cost $70,762,781)		87,500,889

Netherlands – 4.1%
ASR Nederland NV	85,168	4,105,155
Koninklijke Ahold Delhaize NV	507,321	15,718,349

See Notes to Financial Statements.

DBX ETF Trust  |   25

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $
Koninklijke KPN NV	2,121,142	7,930,544
NN Group NV	145,490	6,758,425
Randstad NV	58,314	3,063,997
Stellantis NV	1,190,589	26,108,586

(Cost $52,401,119)		63,685,056

New Zealand — 0.2%
Spark New Zealand Ltd.

(Cost $2,866,913)	974,811	2,500,507

Norway — 0.6%
Aker BP ASA	169,812	4,348,163
Gjensidige Forsikring ASA	107,473	1,879,988
Orkla ASA	376,689	2,996,926

(Cost $10,381,684)		9,225,077

Singapore — 4.7%
DBS Group Holdings Ltd.	1,070,630	28,506,306
Genting Singapore Ltd.	3,249,300	2,187,514
Oversea-Chinese Banking Corp. Ltd.	1,819,607	19,532,809
Singapore Exchange Ltd.	460,650	3,257,982
Singapore Technologies Engineering Ltd.	839,000	2,594,526
United Overseas Bank Ltd.	679,500	15,478,142
Wilmar International Ltd.	1,032,300	2,359,848

(Cost $62,235,406)		73,917,127

Spain — 1.2%
Endesa SA	170,680	3,390,813
Redeia Corp. SA	218,060	3,915,450
Repsol SA	654,172	10,666,747

(Cost $18,183,759)		17,973,010

Sweden — 2.2%
Boliden AB	146,976	5,125,965
Tele2 AB(a), Class B	288,317	2,812,661
Volvo AB, Class A	107,611	2,914,047
Volvo AB, Class B	853,565	22,886,826

(Cost $26,809,885)		33,739,499

Switzerland — 20.7%
Adecco Group AG	90,505	3,424,974
Baloise Holding AG	24,611	4,253,012
Glencore PLC	5,572,740	34,110,259
Helvetia Holding AG	19,945	2,677,315
Holcim AG	280,076	24,457,560
Kuehne + Nagel International AG	25,955	7,350,776
Novartis AG	751,520	77,613,610
Partners Group Holding AG	12,195	16,302,356
Roche Holding AG	301,024	77,078,694
SGS SA	80,550	7,500,083
Swiss Re AG	162,080	20,606,968
Swisscom AG	13,918	7,686,025

	Number of Shares	Value $
Zurich Insurance Group AG	78,645	41,294,836

(Cost $275,856,884)		324,356,468

United Kingdom — 16.4%
Admiral Group PLC	139,907	4,834,441
Barratt Developments PLC	523,680	3,355,085
British American Tobacco PLC	1,079,008	33,177,124
Hargreaves Lansdown PLC	199,059	2,675,081
Imperial Brands PLC	441,058	10,899,791
Kingfisher PLC	1,006,126	3,383,122
National Grid PLC	1,968,018	22,110,141
Reckitt Benckiser Group PLC	379,662	21,520,345
Rio Tinto PLC	605,740	42,232,485
Schroders PLC	433,444	2,162,193
SSE PLC	587,570	13,129,061
Taylor Wimpey PLC	1,901,634	3,562,740
Tesco PLC	3,782,430	14,977,117
Unilever PLC	1,346,253	73,344,222
WPP PLC	579,565	6,027,189

(Cost $244,438,959)		257,390,137

TOTAL COMMON STOCKS

(Cost $1,358,373,976)		1,522,694,261

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	31,662	3,038,510
Porsche Automobil Holding SE	82,283	4,512,774

(Cost $7,523,393)		7,551,284

RIGHTS — 0.1%
United Kingdom — 0.1%
National Grid PLC*, expires
6/24/24
(Cost $0)	613,803	1,532,120
SECURITIES LENDING
COLLATERAL — 1.9%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares”(d)(e), 5.24%
(Cost $29,576,000)	29,576,000	29,576,000

See Notes to Financial Statements.

26  |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2024

	Number of Shares	Value $

CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”(d), 5.26% (Cost $20,936,447)	20,936,447	20,936,447

TOTAL INVESTMENTS — 101.1%

(Cost $1,416,409,816)		1,582,290,112

Other assets and liabilities, net — (1.1%)		(16,486,108)

NET ASSETS — 100.0%		1,565,804,004

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024

SECURITIES LENDING COLLATERAL — 1.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.24% (d)(e)
92,172,040	—	(62,596,040	) (f)	—	—	292,620	—	29,576,000	29,576,000

CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”, 5.26% (d)

1,988,411	154,878,143	(135,930,107)		—	—	94,639	—	20,936,447	20,936,447

94,160,451	154,878,143	(198,526,147)		—	—	387,259	—	50,512,447	50,512,447

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $27,601,015, which is 1.8% of net assets.

(b)	Company declared its annual dividend during the 12-month period ended May, 31 2024, the scheduled payment date was subsequent to May, 31 2024.
(c)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2024.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

FTSE 100 Index Futures	GBP	78	8,048,746	8,228,799	6/21/2024	180,053

MSCI EAFE Futures	USD	222	25,953,735	26,309,220	6/21/2024	355,485

Total unrealized appreciation						535,538

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust  |   27

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2024

Currency Abbreviations

GBP	Pound Sterling

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$1,522,694,261	$—	$—	$1,522,694,261

Preferred Stocks	7,551,284	—	—	7,551,284

Rights	1,532,120	—	—	1,532,120

Short-Term Investments (a)	50,512,447	—	—	50,512,447

Derivatives (b)

Futures Contracts	535,538	—	—	535,538

TOTAL	$1,582,825,650	$—	$—	$1,582,825,650

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

28  |   DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2024

	Xtrackers California Municipal Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Assets

Investment in non-affiliated securities at value	$21,540,600	$125,361,546	$11,239,718	$1,531,777,665

Investment in affiliated securities at value	—	—	154,080	—

Investment in DWS Government Money Market Series	419,583	—	—	20,936,447

Investment in DWS Government & Agency Securities Portfolio*	—	—	—	29,576,000

Cash	—	627,148	—	—

Foreign currency at value	—	—	108,191	2,938,883

Deposit with broker for futures contracts	—	—	10,191	1,349,558

Receivables:

Investment securities sold	—	—	1,523,599	280,418,509

Capital shares	—	1,978	—	—

Variation margin on futures contracts	—	—	129	188,084

Dividends	—	—	28,534	4,565,869

Interest	243,951	1,643,589	20	13,847

Affiliated securities lending income	—	—	50	57,585

Foreign tax reclaim	—	—	53,529	5,167,777

Total assets	$22,204,134	$127,634,261	$13,118,041	$1,876,990,224

Liabilities

Due to custodian	$—	$—	$1,091	$—

Payable upon return of securities loaned	—	—	—	29,576,000

Payables:

Investment securities purchased	—	—	1,532,086	204,862,010

Capital shares	—	—	—	76,630,211

Investment advisory fees	1,284	15,994	1,929	117,999

Deferred foreign tax	—	—	8,253	—

Total liabilities	1,284	15,994	1,543,359	311,186,220

Net Assets, at value	$22,202,850	$127,618,267	$11,574,682	$1,565,804,004

Net Assets Consist of

Paid-in capital	$22,674,560	$143,745,579	$15,775,096	$1,513,883,341

Distributable earnings (loss)	(471,710)	(16,127,312)	(4,200,414)	51,920,663

Net Assets, at value	$22,202,850	$127,618,267	$11,574,682	$1,565,804,004

Number of Common Shares outstanding	900,001	5,100,001	450,001	61,300,001

Net Asset Value	$24.67	$25.02	$25.72	$25.54

Investment in non-affiliated securities at cost	$22,085,750	$136,580,952	$10,988,548	$1,365,897,369

Investment in affiliated securities at cost	$–	$–	$147,286	$–

Value of securities loaned	$—	$—	$—	$27,601,015

Investment in DWS Government Money Market Series at cost	$419,583	$—	$—	$20,936,447

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$—	$29,576,000

Foreign currency at cost	$—	$—	$108,794	$2,885,611

* Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust  |   29

Statements of Operations

For the Year Ended May 31, 2024

	Xtrackers California Municipal Bond ETF(1)	Xtrackers Municipal Infrastructure Revenue Bond ETF	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Investment Income

Unaffiliated interest income	$277,723	$3,592,428	$—	$—

Unaffiliated dividend income*	—	—	522,047	65,515,501

Income distributions from affiliated funds	8,952	—	3,613	94,639

Affiliated securities lending income	—	—	717	292,620

Total investment income	286,675	3,592,428	526,377	65,902,760

Expenses

Investment advisory fees	13,877	174,135	21,418	2,776,379

Other expenses	—	58	58	1,150

Total expenses	13,877	174,193	21,476	2,777,529
Less fees waived (see note 3):

Waiver	(6,247)	—	(103)	(1,047,626)

Net expenses	7,630	174,193	21,373	1,729,903

Net investment income (loss)	279,045	3,418,235	505,004	64,172,857

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments**	(612)	(950,491)	146,389	(14,871,727)

Investments in affiliates	—	—	3,246	—

In-kind redemptions	—	—	—	35,196,777

Futures contracts	—	—	16,902	418,931

Foreign currency transactions	—	—	(6,438)	(295,199)
Net realized gain (loss)	(612)	(950,491)	160,099	20,448,782
Net change in unrealized appreciation (depreciation) on:

Investments***	(545,150)	922,519	1,285,015	166,256,772

Investments in affiliates	—	—	6,265	—

Futures contracts	—	—	(3,360)	1,087,270

Foreign currency translations	—	—	1,645	420,770

Net change in unrealized appreciation (depreciation)	(545,150)	922,519	1,289,565	167,764,812

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(545,762)	(27,972)	1,449,664	188,213,594

Net Increase (Decrease) in Net Assets Resulting from Operations	$(266,717)	$3,390,263	$1,954,668	$252,386,451

* Unaffiliated foreign tax withheld	$—	$—	$63,287	$6,309,772

** Including foreign taxes	$—	$—	$6,242	$—

*** Net of change in deferred foreign taxes	$—	$—	$(3,894)	$—

(1)	For the period December 14, 2023 (commencement of operations) through May 31, 2024.

See Notes to Financial Statements.

30  |   DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers California Municipal Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF

	For the Period December 14, 2023(1) to May 31, 2024	Year Ended May 31, 2024	Year Ended May 31, 2023

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$279,045	$3,418,235	$3,544,209
Net realized gain (loss)	(612)	(950,491)	(6,754,022)
Net change in net unrealized appreciation (depreciation)	(545,150)	922,519	665,530
Net increase (decrease) in net assets resulting from operations	(266,717)	3,390,263	(2,544,283)

Distributions to Shareholders	(204,993)	(3,363,269)	(3,631,610)

Fund Shares Transactions

Proceeds from shares sold	22,674,535	15,280,869	8,803,399
Value of shares redeemed	—	—	(52,057,833)
Net increase (decrease) in net assets resulting from fund share transactions	22,674,535	15,280,869	(43,254,434)
Total net increase (decrease) in Net Assets	22,202,825	15,307,863	(49,430,327)

Net Assets
Beginning of period	25	112,310,404	161,740,731
End of period	$22,202,850	$127,618,267	$112,310,404

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	4,500,001	6,250,001
Shares sold	900,000	600,000	350,000
Shares redeemed	—	—	(2,100,000)
Shares outstanding, end of period	900,001	5,100,001	4,500,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust  |   31

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF		Xtrackers MSCI EAFE High Dividend Yield Equity ETF

	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$505,004	$524,523	$64,172,857	$57,160,160
Net realized gain (loss)	160,099	(329,402)	20,448,782	(9,842,940)
Net change in net unrealized appreciation (depreciation)	1,289,565	(535,997)	167,764,812	(18,885,528)
Net increase (decrease) in net assets resulting from operations	1,954,668	(340,876)	252,386,451	28,431,692

Distributions to Shareholders	(572,208)	(648,129)	(69,088,520)	(44,880,584)

Fund Shares Transactions
Proceeds from shares sold	—	—	257,617,875	529,031,423
Value of shares redeemed	—	(1,083,943)	(123,648,832)	(219,450,948)
Net increase (decrease) in net assets resulting from fund share transactions	—	(1,083,943)	133,969,043	309,580,475
Total net increase (decrease) in Net Assets	1,382,460	(2,072,948)	317,266,974	293,131,583

Net Assets
Beginning of year	10,192,222	12,265,170	1,248,537,030	955,405,447
End of year	$11,574,682	$10,192,222	$1,565,804,004	$1,248,537,030

Changes in Shares Outstanding

Shares outstanding, beginning of year	450,001	500,001	55,600,001	40,700,001

Shares sold	—	—	10,700,000	24,950,000

Shares redeemed	—	(50,000)	(5,000,000)	(10,050,000)

Shares outstanding, end of year	450,001	450,001	61,300,001	55,600,001

See Notes to Financial Statements.

32 |   DBX ETF Trust

Financial Highlights

Xtrackers California Municipal Bond ETF

	Period Ended 5/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:

Net investment income (loss)(b)	0.35

Net realized and unrealized gain (loss)	(0.45)

Total from investment operations	(0.10)
Less distributions from:

Net investment income	(0.23)

Total from distributions	(0.23)

Net Asset Value, end of period	$24.67

Total Return (%)(c)	(0.40	)**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	22
Ratio of expenses before fee waiver (%)	0.15	*
Ratio of expenses after fee waiver (%)	0.08	*
Ratio of net investment income (loss) (%)	3.02	*
Portfolio turnover rate (%)(d)	2	**

(a)	For the period December 14, 2023 (commencement of operations) through May 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |   33

Financial Highlights (Continued)

Xtrackers Municipal Infrastructure Revenue Bond ETF

	Years Ended May 31,

	2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of year	$24.96	$25.88	$29.35	$27.75	$27.70
Income (loss) from investment operations:

Net investment income (loss)(a)	0.73	0.69	0.63	0.70	0.76

Net realized and unrealized gain (loss)	0.05 (b)	(0.91)	(3.48)	1.63	(0.00	)(c)

Total from investment operations	0.78	(0.22)	(2.85)	2.33	0.76
Less distributions from:

Net investment income	(0.72)	(0.70)	(0.62)	(0.73)	(0.71)

Total from distributions	(0.72)	(0.70)	(0.62)	(0.73)	(0.71)

Net Asset Value, end of year	$25.02	$24.96	$25.88	$29.35	$27.75

Total Return (%)	3.25	(0.79)	(9.87)	8.50	2.77

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	128	112	162	138	97
Ratio of expenses (%)	0.15	0.15	0.15	0.15	0.15
Ratio of net investment income (loss) (%)	2.94	2.79	2.24	2.42	2.72
Portfolio turnover rate (%)(d)	9	12	27	10	12

(a)	Based on average shares outstanding during the period.
(b)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(c)	Less than 0.005.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

34  |   DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

	Years Ended May 31,

	2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of year	$22.65	$24.53	$26.62	$20.87	$23.69
Income (loss) from investment operations:

Net investment income (loss)(a)	1.12	1.14	1.22	1.16	0.94

Net realized and unrealized gain (loss)	3.22	(1.66)	(2.13)	5.75	(2.78)

Total from investment operations	4.34	(0.52)	(0.91)	6.91	(1.84)
Less distributions from:

Net investment income	(1.27)	(1.36)	(1.18)	(1.16)	(0.98)

Total from distributions	(1.27)	(1.36)	(1.18)	(1.16)	(0.98)

Net Asset Value, end of year	$25.72	$22.65	$24.53	$26.62	$20.87
Total Return (%)(b)	19.88	(1.68)	(3.46)	34.16	(8.19)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	12	10	12	23	20

Ratio of expenses before fee waiver (%)	0.20	0.20	0.20	0.20	0.20

Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	0.20	0.20

Ratio of net investment income (loss) (%)	4.72	5.18	4.80	4.92	3.94

Portfolio turnover rate (%)(c)	27	29	38	57	40

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |   35

Financial Highlights (Continued)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

	Years Ended May 31,

	2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of year	$22.46	$23.47	$25.00	$19.89	$22.00
Income (loss) from investment operations:

Net investment income (loss)(a)	1.09	1.15	1.17	1.21	0.85

Net realized and unrealized gain (loss)	3.20	(1.14)	(1.60)	4.94	(2.00)

Total from investment operations	4.29	0.01	(0.43)	6.15	(1.15)
Less distributions from:

Net investment income	(1.21)	(1.02)	(1.10)	(1.04)	(0.96)

Total from distributions	(1.21)	(1.02)	(1.10)	(1.04)	(0.96)

Net Asset Value, end of year	$25.54	$22.46	$23.47	$25.00	$19.89
Total Return (%)(b)	19.79	0.46	(1.72)	31.74	(5.58)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	1,566	1,249	955	739	409

Ratio of expenses before fee waiver (%)	0.20	0.20	0.20	0.20	0.20

Ratio of expenses after fee waiver (%)	0.12	0.20	0.20	0.20	0.20

Ratio of net investment income (loss) (%)	4.62	5.32	4.92	5.38	3.86

Portfolio turnover rate (%)(c)	26	29	30	57	57

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

36  |   DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2024, the Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers California Municipal Bond ETF

Xtrackers Municipal Infrastructure Revenue Bond ETF

Xtrackers MSCI All World ex US High Dividend Yield Equity

ETF Xtrackers MSCI EAFE High Dividend Yield Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers California Municipal Bond ETF offer shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, (“NAV”) only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index

Xtrackers California Municipal Bond ETF	ICE AMT-Free Broad Liquid California Municipal Index

Xtrackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	MSCI ACWI ex USA High Dividend Yield Index

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	MSCI EAFE High Dividend Yield Index

The ICE AMT-Free Broad Liquid California Municipal Index is designed to track the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions. The ICE AMT-Free Broad Liquid California Municipal Index is rebalanced monthly on the last business day of each month.

The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the performance of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). Under normal circumstances, the Solactive Municipal Infrastructure Revenue Bond Index is rebalanced monthly on the last business day of each month.

The MSCI ACWI ex USA High Dividend Yield Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. The MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding REITs) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average

DBX ETF Trust  |   37

dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. Under normal circumstances, the MSCI High Dividend Yield Indices are rebalanced semi-annually in May and November.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers California Municipal Bond ETF is non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. The Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks. Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF are diversified series of the Trust. In addition, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF may change their diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation. The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

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Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of

Investments.

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers California Municipal Bond ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF to pay out dividends from its net investment income monthly and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent

DBX ETF Trust  |   39

these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2024 (or since the Fund’s inception if the Fund commenced operations less than four years prior to May 31, 2024), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2024, the Funds did not incur any interest or penalties.

As of May 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Unditributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)

Xtrackers California Municipal Bond ETF	$74,187	$(612)	$(545,285)	$(471,710)

Xtrackers Municipal Infrastructure Revenue Bond ETF	322,946	(5,230,852)	(11,219,406)	(16,127,312)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	239,627	(4,495,521)	55,480	(4,200,414)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	31,760,036	(110,542,436)	130,703,063	51,920,663

The tax character of dividends and distributions declared for the years ended May 31, 2024 and May 31, 2023 were as follows:

	Year Ended May 31, 2024

	Ordinary Income*	Tax-Exempt

Xtrackers California Municipal Bond ETF	$8,714	$196,279

Xtrackers Municipal Infrastructure Revenue Bond ETF	—	3,363,269

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	572,208	—

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	69,088,520	—

	Period Ended May 31, 2023

	Ordinary Income*	Tax-Exempt

Xtrackers Municipal Infrastructure Revenue Bond ETF	903	3,630,707

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	648,129	—

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	44,880,584	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers California Municipal Bond ETF	$612	$—	$612

Xtrackers Municipal Infrastructure Revenue Bond ETF	2,273,188	2,957,664	5,230,852

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	992,898	3,502,623	4,495,521

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	24,676,116	85,866,320	110,542,436

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2024, the Funds had no post-October capital losses.

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For the fiscal year ended May 31, 2024, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind   .

	Distributable earnings (loss)	Paid-In Capital

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$(32,371,818)	$32,371,818

As of May 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers California Municipal Bond ETF	$22,505,333	$(545,285)	$752	$(546,037)

Xtrackers Municipal Infrastructure Revenue Bond ETF	136,580,952	(11,219,406)	124,742	(11,344,148)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	11,330,105	64,831	1,255,708	(1,190,877)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	1,451,561,486	130,728,626	166,288,076	(35,559,450)

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which 1621977876.00 may be reclaimable) 119028766.00 on income, 167669278.00 capital gains (48640512.00) on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of May 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Funds, except the Xtrackers California Municipal Bond ETF and the Xtrackers Municipal Infrastructure Revenue Bond ETF, may lend securities to certain financial institutions under the terms of their securities lending agreement. National Financial Services LLC (Fidelity Agency Lending), serves as securities lending agent for Xtrackers MSCI EAFE High Dividend Yield Equity ETF. Prior to September 27, 2023, the Bank of New York Mellon served as securities lending agent for Xtrackers MSCI All World ex US High Dividend Yield Equity ETF. Effective September 27, 2023, Deutsche Bank AG, serves as securities lending agent for Xtrackers MSCI All World ex US High Dividend Yield Equity ETF. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2024, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment

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Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of May 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2024, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2024
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Common Stocks	$29,576,000	$—	$—	$—	$29,576,000

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$29,576,000

As of May 31, 2024, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF had no securities on loan.

Derivatives

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2024, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2024 is included in a table following the Funds’ Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$2,231	Unrealized depreciation on futures contracts*	$113

	Total	$2,231	Total	$113

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$535,538	Unrealized depreciation on futures contracts*	$—

	Total	$535,538	Total	$—

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts — Equity Contracts

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$16,902

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	418,931

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts — Equity Contracts

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$(3,360)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	1,087,270

For the year ended May 31, 2024 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$124,318

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	13,571,223

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers California Municipal Bond ETF	0.15%

Xtrackers Municipal Infrastructure Revenue Bond ETF	0.15%

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	0.20%

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.20%

Effective January 1, 2024 the Advisor for the Xtrackers California Municipal Bond ETF has contractually agreed through 0.01 September 30, 2025 to waive a portion of its fees and or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.07% of the fund’s average daily net assets. This agreement may only be terminated by the fund’s Board (and may not be terminated by the Advisor) prior to that time. For the year ended May 31, 2024, the Advisor waived $6,012 of expenses to the Fund.

Effective October 1, 2023 the Advisor for the Xtrackers MSCI EAFE High Dividend Yield Equity ETF has contractually agreed through September 30, 2024 to waive a portion of its fees and or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.09% of the fund’s average daily net assets. This agreement may only be terminated by the fund’s Board (and may not be terminated by the Advisor) prior to that time. For the year ended May 31, 2024, the Advisor waived $1,045,366 of expenses to the Fund.

The Advisor for Xtrackers MSCI All World ex US High Dividend Yield Equity ETF has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the year ended May 31, 2024, the Advisor waived $83 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the year ended May 31, 2024, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers California Municipal Bond ETF	$235

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	20

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	2,260

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer 2515.00 agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses distribution fees or expenses (if any), litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for the funds listed below. For the year ended May 31, 2024, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$14

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4. Investment Portfolio Transactions

For the year ended May 31, 2024, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers California Municipal Bond ETF	$21,488,583	$333,720

Xtrackers Municipal Infrastructure Revenue Bond ETF	23,010,957	10,359,406

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	2,874,051	2,978,614

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	432,078,568	357,602,640

For the year ended May 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:
	Purchases	Sales

Xtrackers Municipal Infrastructure Revenue Bond ETF	$3,730,498	$—

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	170,842,891	122,753,814

5. Fund Share Transactions

As of May 31, 2024, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2024, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held

Xtrackers California Municipal Bond ETF	97%

7. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

8. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be

DBX ETF Trust  |   45

expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

9. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. The Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at May 31, 2024.

10. Fund Liquidation

The Board of Trustees of DBX ETF Trust voted to close and liquidate Xtrackers MSCI All World ex US High Dividend Yield Equity ETF on or about August 1, 2024. The Fund’s final day of trading on NYSE ARCA, Inc. was July 22, 2024. Proceeds of the liquidation are scheduled to be sent to shareholders on or about August 1, 2024.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers California Municipal Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, Xtrackers MSCI EAFE High Dividend Yield Equity ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers California Municipal Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, Xtrackers MSCI EAFE High Dividend Yield Equity ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting DBX ETF Trust) at May 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights

Xtrackers Municipal Infrastructure Revenue Bond ETF	For the year ended May 31, 2024	For each of the two years in the period ended May 31, 2024	For each of the five years in the period ended May 31, 2024

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Xtrackers California Municipal Bond ETF	For period from December 14, 2023 (commencement of operations) through May 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

DBX ETF Trust  |   47

Report of Independent Registered Public Accounting Firm (Continued)

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 24, 2024

48  |   DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, Xtrackers MSCI EAFE High Dividend Yield Equity ETF, and Xtrackers Municipal Infrastructure Revenue Bond ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14-15, 2024 (the “February Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, Xtrackers MSCI EAFE High Dividend Yield Equity ETF, and Xtrackers Municipal Infrastructure Revenue Bond ETF (each a “Fund,” and collectively, the “Funds”). In addition, after discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 8, 2024 (the “May Meeting”), the Trustees unanimously approved the continuance of the Investment Advisory Agreements for each Fund for a new annual period ending on May 31, 2025. The Independent Trustees were advised throughout the review and Meetings by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the February Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 14, 2024 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the February Meeting and May Meeting including confirmation at the May Meeting from the Advisor that there had been no material changes to the information presented to the Board in connection with the approval of the Investment Advisory Agreement at the February Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services

DBX ETF Trust  |   49

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for many of the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect

50  |   DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Xtrackers California Municipal Bond ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on November 14, 2023, the Trustees, all of who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement between DBX Advisors LLC (“DBX” or the “Adviser”) and the Trust, with respect to Xtrackers California Municipal Bond ETF (the “Fund”). The Independent Trustees were advised throughout the review and meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and the Fund’s shareholders; (2) the financial resources of the “Adviser and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the Fund’s advisory fee; (4) the total cost of the services to be provided by, and the anticipated profits to be realized, by the Adviser from its relationship with the Fund; and (5) the extent to which economies of scale would be realized, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and the Fund’s shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly, the Adviser will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

DBX ETF Trust  |   51

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the Fund’s advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Adviser’s extensive work with these service providers (including onsite and virtual due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Adviser, which supports the compliance program of the Adviser’s currently managed funds (which would also cover the Fund).

Advisor’s Financial Resources. In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared the Fund’s advisory fee to those of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is below the average and median fee of the ETFs in the Fund’s peer group. The Board accordingly noted that the Fund’s fee is competitive with the fees of its peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer group was appropriate. The Board considered that the proposed fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs (subject to certain specified exceptions). The Board also considered that the Fund’s portfolio will be managed on a day-to-day basis by the Adviser and that the Adviser will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability. The Board considered the anticipated expenses of the Adviser in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the profitability of the Fund to the Adviser at this time. The Board considered whether the Adviser would benefit in other ways from its relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund. The Board also considered the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale.

Economies of Scale. The Board noted that the Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale beyond those already reflected in the Fund’s advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisers can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

52  |   DBX ETF Trust

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended May 31, 2024.

Qualified Dividend Income*

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	80%

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	86%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$585,392	$63,262

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	71,828,862	4,803,694

DBX ETF Trust  |   53

Item 19. Exhibits.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Arne Noack
Arne Noack
Principal Executive Officer

Date May 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Arne Noack
Arne Noack
Principal Executive Officer

Date May 1, 2025

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Principal Financial Officer

Date May 1, 2025